As filed with the Securities and Exchange Commission on April 20, 2001.
                                                     1933 Act File No: 333-48822
                                                                       ---------
                                                     1940 Act File No: 811-08401
                                                                       ---------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 485BPOS

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
         Pre-Effective Amendment No.                          [ ]
                                            ---------
         Post-Effective Amendment No.          1              [ ]
                                            ---------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.       11                               [X]
                           ---------

                            JNLNY Separate Account I
 -------------------------------------------------------------------------------
                           (Exact Name of Registrant)
               Jackson National Life Insurance Company of New York
 -------------------------------------------------------------------------------
                               (Name of Depositor)
                2900 Westchester Avenue, Purchase, New York 10577
 -------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)
               Depositor's Telephone Number, including Area Code:
                                 (888) 367-5651
 -------------------------------------------------------------------------------

                                                 With a copy to:
         Patrick W. Garcy
         Asst. Vice Pres.                        Judith A. Hasenauer
         & Associate General Counsel             Principal
         Jackson National Life Insurance         Blazzard, Grodd &
              Company of New York                Hasenauer, P.C.
         1 Corporate Way                         P.O. Box 5108
         Lansing, MI  48951                      Westport, CT  06881
                     (Name and Address of Agent for Service)

It is  proposed   that  this   filing  will  become   effective
         immediately upon filing pursuant to paragraph (b)
----
  X      on May 1, 2001 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered:
         Variable Portion of Individual Deferred Variable Annuity Contracts

                            JNLNY SEPARATE ACCOUNT I
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                 Caption in Prospectus or
                                                 Statement of Additional
                                                 Information relating to
N-4 Item                                         each Item
--------                                         -------------------------------

Part A.  Information Required in a Prospectus    Prospectus

1.   Cover Page                                  Cover Page

2.   Definitions                                 Not Applicable

3.   Synopsis                                    Key Facts; Fee Tables

4.   Condensed Financial Information             Fee Table; Advertising;
                                                 Appendix A

5.   General Description of Registrant,          The Company; The
     Depositor and Portfolio Companies           Separate Account;
                                                 Investment Portfolios

6.   Deductions                                  Contract Charges

7.   General Description of Variable             The Annuity Contract;
     Annuity Contracts                           Purchases; Contract
                                                 Enhancement; Transfers;
                                                 Access To Your Money;
                                                 Income Payments (The
                                                 Income Phase); Death
                                                 Benefit; Other
                                                 Information

8.   Annuity Period                              Income Payments (The
                                                 Income Phase)

9.   Death Benefit                               Death Benefit

10.  Purchases and Contract Value                Purchases

11.  Redemptions                                 Access To Your Money

12.  Taxes                                       Taxes

13.  Legal Proceedings                           Other Information

14.  Table of Contents of the Statement of       Table of Contents of the
     Additional Information                      Statement of Additional
                                                 Information


         Information Required in a Statement     Statement of
Part B.  of Additional Information               Additional Information
-------  -------------------------               ----------------------

15.  Cover Page                                  Cover Page

16.  Table of Contents                           Table of Contents

17.  General Information and History             General Information
                                                 and History

18.  Services                                    Services

19.  Purchase of Securities Being Offered        Purchase of Securities
                                                 Being Offered

20.  Underwriters                                Underwriters

21.  Calculation of Performance Data             Calculation of
                                                 Performance

22.  Annuity Payments                            Income Payments; Net
                                                 Investment Factor

23.  Financial Statements                        Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

PART A



                                  PERSPECTIVEc
                           FIXED AND VARIABLE ANNUITY
                    JACKSON NATIONAL LIFEc DEFINED STRATEGIES
                               VARIABLE ANNUITY SM
                                    Issued by
             Jackson National Life Insurance Company of New York and
                            JNLNY Separate Account I


o Individual and group, flexible premium deferred annuity

o 4 guaranteed fixed accounts that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York
(Jackson National NY) (the "guaranteed fixed accounts")

o Investment divisions which purchase shares of the following series of mutual funds:

JNL Series Trust
     JNL/Alger Growth Series
     JNL Alliance Growth Series
     JNL Eagle Core Equity Series
     JNL/Eagle SmallCap Equity Series
     JNL/Janus Aggressive Growth Series
     JNL/Janus Balanced Series
     JNL/Janus Capital Growth Series
     JNL/Oppenheimer Global Growth Series
     JNL/Oppenheimer Growth Series
     JNL/Putnam Growth Series
     JNL/Putnam International Equity Series
     JNL/Putnam Midcap Growth Series
     JNL/Putnam Value Equity Series
     JNL/S&P Conservative Growth Series I
     JNL/S&P Moderate Growth Series I
     JNL/S&P Aggressive Growth Series I
     JNL/S&P Very Aggressive Growth Series I
     JNL/S&P Equity Growth Series I
     JNL/S&P Equity Aggressive Growth Series I
     PPM America/JNL Balanced Series
     PPM America/JNL High Yield Bond Series
     PPM America/JNL Money Market Series
     Salomon Brothers/JNL Global Bond Series
     Salomon Brothers/JNL U.S. Government & Quality Bond Series
     T. Rowe Price/JNL Established Growth Series
     T. Rowe Price/JNL Mid-Cap Growth Series
     T. Rowe Price/JNL Value Series

JNLNY Variable Fund I LLC
     JNL/First Trust The DowSM Target 5 Series
     JNL/First Trust The DowSM Target 10 Series
     JNL/First Trust The S&P(R) Target 10 Series
     JNL/First Trust Global Target 15 Series
     JNL/First Trust Target 25 Series
     JNL/First Trust Target Small-Cap Series
     JNL/First Trust Technology Sector Series
     JNL/First Trust Pharmaceutical/Healthcare Sector Series
     JNL/First Trust Financial Sector Series
     JNL/First Trust Energy Sector Series
     JNL/First Trust Leading Brands Sector Series
     JNL/First Trust Communications Sector Series

The SEC has not approved or disapproved the Perspective Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.

Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity or Jackson National Life Defined Strategies Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference. To learn more about the Perspective Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated
May 1, 2001, by calling Jackson National NY at (800) 599-5651 or by writing Jackson National NY at: Annuity Service Center, P.O. Box 0809, Denver, Colorado 80263-0809. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


              NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

                                   May 1, 2001

"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.


"Dow Jones", "Dow Jones Industrial Average(SM)", "DJIA(SM)", "The Dow 10(SM)", and "The Dow 5(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/First Trust The Dow Target 5 Series and the JNL/First Trust The Dow


"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company and its affiliates. The JNL/First Trust The S&P(R)Target 10 Series is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Series. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

TABLE OF CONTENTS                                                       PAGE

Key Facts.................................................................1

Fee Table.................................................................3

The Annuity Contract......................................................7

The Company...............................................................7

The Guaranteed Accounts...................................................8

The Separate Account......................................................8

Investment Divisions......................................................8

Contract Charges.........................................................10

Purchases................................................................13


Allocation of Premiums...................................................14


Transfers................................................................15

Access to Your Money.....................................................16

Income Payments (The Income Phase).......................................17

Death Benefit............................................................18

Taxes....................................................................19

Other Information........................................................21

Table of Contents of the Statement of Additional Information.............23

Appendix A...............................................................A-1

32

                                    KEY FACTS

--------------------------------------------------------------------------------
Annuity Service Center:        1 (800) 599-5651

        Mail Address:          P.O. Box 0809, Denver, Colorado 80263-0809

        Delivery Address:      8055 East Tufts Avenue, Second Floor,
                               Denver, Colorado 80237
--------------------------------------------------------------------------------
Institutional Marketing

   Group Service Center:       1 (800) 777-7779

         Mail Address:         P.O. Box 30386, Lansing, Michigan 48909-9692

         Delivery Address:     1 Corporate Way, Lansing, Michigan 48951
                               Attn: IMG

Home Office:                   2900 Westchester Avenue, Purchase, New York 10577

--------------------------------------------------------------------------------

The Annuity Contract           The fixed and variable annuity contract offered
                               by Jackson National NY provides a means for allocating on a tax-deferred basis to the guaranteed fixed accounts of Jackson National NY and the investment divisions (the "Allocation
                               Options"). The contract is intended for
                               retirement savings or other long-term investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------

Allocation Options             You can put money into any of the Allocation
                               Options but you may not put your money in more than eighteen of the investment options plus the guaranteed accounts during the life of your contract.

--------------------------------------------------------------------------------
Expenses The contract has insurance features and investment features, and there are costs related to each.


                               Jackson National NY makes a deduction for its insurance charges that is equal to 1.40% of the daily value of the contracts invested in the investment divisions. This charge does not apply to the guaranteed fixed accounts. During the accumulation phase, Jackson National NY deducts a $30 annual contract maintenance charge from your contract.


                               During the first seven contract years, Jackson National NY deducts a contract enhancement charge equal to 0.425% of the daily value of the contracts invested in the investment divisions. This charge will also be assessed against the guaranteed accounts (resulting in a credited interest rate of 0.425% less than the annual credited interest rate that would apply if the contract enhancement had not been elected). The contract enhancement is subject to the recapture charge under certain circumstances. The contract enhancement charge will only be applied if the contract enhancement option is elected.
--------------------------------------------------------------------------------

Expenses (cont'd) If you take your money out of the contract, Jackson National NY may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

                               There are also investment charges which range, on an annual basis, from .20% to 1.22% of the average daily value of the Series, depending on the Series.

--------------------------------------------------------------------------------

Purchases                      Under most circumstances, you can buy a contract
                               for $5,000 or more ($2,000 or more for a
                               qualified plan contract). You can add $500
                               ($50 under the automatic payment plan) or more at
                               any time during the accumulation phase.
--------------------------------------------------------------------------------
Contract Enhancements          If the contract enhancement is elected, each time
                               you make a premium payment during the first
                               contract year, Jackson National NY will add an
                               additional amount to your contract (contract
                               enhancement) equal to 3% of your premium. Jackson
                               National NY may take back the contract
                               enhancements under certain circumstances
                               according to the recapture charge.
--------------------------------------------------------------------------------
Access to Your Money           You can take money out of your contract during
                               the accumulation phase. Withdrawals may be
                               subject to a withdrawal charge. You may also
                               have to pay income tax and a tax penalty on any
                               money you take out.
--------------------------------------------------------------------------------

Income Payments                You may choose to receive regular income from
                               your annuity. During the income phase, you have the same allocation choices you had during the accumulation phase.

--------------------------------------------------------------------------------
Death Benefit                  If you die before moving to the income phase,
                               the person you have chosen as your beneficiary
                               will receive a death benefit.
--------------------------------------------------------------------------------
Free Look                      You may return your contract to the selling agent
                               or to Jackson National NY within twenty days
                               after receiving it. Jackson National NY will
                               return the contract value in the investment
                               divisions plus any fees and expenses deducted
                               from the premium allocated to the investment
                               divisions plus the full amount of premium you
                               allocated to the guaranteed accounts, less any
                               contract enhancements applied to your contract.
                               We will determine the contract value in the
                               investment portfolios as of the date you mail the
                               contract to us or the date you return it to the
                               selling agent. Jackson National NY will return
                               premium payments where required by law.
--------------------------------------------------------------------------------

Taxes Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your contract is non-qualified or purchased as part of a qualified plan.

--------------------------------------------------------------------------------

                                   FEE TABLE

Owner Transaction Expenses1

         Withdrawal Charge (as a percentage of premium payments):

Contribution Year of Premium Payment  1    2    3    4    5    6    7 Thereafter
--------------------------------------------------------------------------------
        Charge                        7%   6%   5%   4%   3%   2%   1%   0%

         Transfer Fee:
         $25 for each transfer in excess of 15 in a contract year

         Contract Maintenance Charge:
         $30 per contract per year


Separate Account I Annual Expenses (as a percentage of average account value)
         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
                                                                ---------
         Total Separate Account Annual Expenses                  1.40%


Contract Enhancement Charge (as a percentage of amounts in the investment divisions and guaranteed accounts if the contract enhancement option is elected.)

         0.425% during first seven contract years

 Series Annual Expenses
(as a percentage of the series average net assets)



                                                         Management
                                                             and          Estimated                       Total Series
                                                       Administrative    Distribution        Other           Annual
                                                             Fee        (12b-1) Fees*      Expenses         Expenses
------------------------------------------------------ ---------------- --------------- ---------------- ---------------
JNL/Alger Growth Series                                     1.07%             .02%            0%             1.09%
JNL/Alliance Growth Series                                   .87%             .02%            0%              .89%
JNL/Eagle Core Equity Series                                 .97%             .04%            0%             1.01%
JNL/Eagle SmallCap Equity Series                            1.05%             .02%            0%             1.07%
JNL/Janus Aggressive Growth Series                           .98%             .01%            0%              .99%
JNL/Janus Balanced Series                                   1.05%             .03%            0%             1.08%
JNL/Janus Capital Growth Series                              .99%             .01%            0%             1.00%
JNL/Janus Global Equities Series**                          1.03%             .02%            0%             1.05%
JNL/Oppenheimer Global Growth Series                        1.05%             .01%            0%             1.06%
JNL/Oppenheimer Growth Series                               1.00%             .01%            0%             1.01%
JNL/Putnam Growth Series                                     .94%             .01%            0%              .95%
JNL/Putnam International Equity Series                      1.17%             .05%            0%             1.22%
JNL/Putnam Midcap Growth Series                             1.05%             .08%            0%             1.13%
JNL/Putnam Value Equity Series                               .96%             .02%            0%              .98%
JNL/S&P Conservative Growth Series I***                      .20%               0%            0%              .20%
JNL/S&P Moderate Growth Series I***                          .20%               0%            0%              .20%
JNL/S&P Aggressive Growth Series I***                        .20%               0%            0%              .20%
JNL/S&P Very Aggressive Growth Series I***                   .20%               0%            0%              .20%

------------------------------------------------------ ---------------- --------------- ---------------- ---------------
JNL/S&P Equity Growth Series I***                            .20%               0%            0%              .20%
JNL/S&P Equity Aggressive Growth Series I***                 .20%               0%            0%              .20%
PPM America/JNL Balanced Series                              .82%             .01%            0%              .83%
PPM America/JNL High Yield Bond Series                       .82%             .01%+           0%              .83%
PPM America/JNL Money Market Series                          .70%               0%            0%              .70%
Salomon Brothers/JNL Global Bond Series                      .95%             .01%+           0%              .96%
Salomon Brothers/JNL U.S. Government & Quality Bond
     Series                                                  .80%             .01%+           0%              .81%
T. Rowe Price/JNL Established Growth Series                  .92%             .02%            0%              .94%
T. Rowe Price/JNL Mid-Cap Growth Series                     1.02%             .01%+           0%             1.03%
T. Rowe Price/JNL Value Series                              1.00%             .12%            0%             1.12%
JNL/First Trust The DowSM Target 5 Series                    .85%               0%            0%              .85%
JNL/First Trust The DowSM Target 10 Series                   .85%               0%            0%              .85%
JNL/First Trust The S&P(R)Target 10 Series                   .85%               0%            0%              .85%
JNL/First Trust Global Target 15 Series                      .90%               0%            0%              .90%
JNL/First Trust Target 25 Series                             .85%               0%            0%              .85%
JNL/First Trust Target Small-Cap Series                      .85%               0%            0%              .85%
JNL/First Trust Technology Sector Series                     .85%               0%            0%              .85%
JNL/First Trust Pharmaceutical/Healthcare Sector
     Series                                                  .85%               0%            0%              .85%
JNL/First Trust Financial Sector Series                      .85%               0%            0%              .85%
JNL/First Trust Energy Sector Series                         .85%               0%            0%              .85%
JNL/First Trust Leading Brands Sector Series                 .85%               0%            0%              .85%
JNL/First Trust Communications Sector Series                 .85%               0%            0%              .85%
------------------------------------------------------ ---------------- --------------- ---------------- ---------------


Certain Series pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust by Jackson National Asset Management, LLC. The JNL/Oppenheimer Global Growth Series pays an Administrative Fee of .15%. The JNL/First Trust Global Target 15 Series pays an Administrative Fee of .15%. The JNL/S&P Series do not pay an Administrative Fee. The Total Series Annual Expenses reflect the inclusion of the Administrative Fee.


+ The Adviser anticipates that the 12b-1 fee will be less than .01%.

* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


** The JNL/Janus Global Equities Series (the "Series") is not available as an investment option. However, the Series is only available as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I. The JNL/Janus Global Equities Series total annual expenses were 1.05%.


*** Underlying Series Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.


The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying Series) could range from .90% to 1.42%. The table below shows estimated total annual operating expenses for each of the JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying Series. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying Series. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying Series. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying Series in which it invests. The actual expenses may be greater or less than those shown.

JNL/S&P Conservative Growth Series I................................  0.910%
JNL/S&P Moderate Growth Series I....................................  0.940%
JNL/S&P Aggressive Growth Series I..................................  0.970%
JNL/S&P Very Aggressive Growth Series I.............................  0.967%
JNL/S&P Equity Growth Series I......................................  0.971%
JNL/S&P Equity Aggressive Growth Series I...........................  0.980%


Examples. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets (the examples include the contract enhancement charge):
          (a) if you do not surrender your contract;
          (b) if you surrender your contract at the end of each time period.


                                                                                        Time Periods
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  year    years    years     years
-------------------------------------------------------------------------------- ------- --------- -------- ---------

JNL/Alger Growth Division                                               (a)         $30       $91     $155      $327
                                                                        (b)         100       141      185       327
JNL/Alliance Growth Division                                            (a)          28        85      145       308
                                                                        (b)          98       135      175       308
JNL/Eagle Core Equity Division                                          (a)          29        89      151       319
                                                                        (b)          99       139      181       319
JNL/Eagle SmallCap Equity Division                                      (a)          30        91      154       325
                                                                        (b)         100       141      184       325
JNL/Janus Aggressive Growth Division                                    (a)          29        88      150       317
                                                                        (b)          99       138      180       317
JNL/Janus Balanced Division                                             (a)          30        91      155       326
                                                                        (b)         100       141      185       326
JNL/Janus Capital Growth Division                                       (a)          29        88      151       318
                                                                        (b)          99       138      181       318
JNL/Janus Global Equities Series*                                       (a)          29        90      153       323
                                                                        (b)          99       140      183       323
JNL/Oppenheimer Global Growth Series                                    (a)          29        90      154       324
                                                                        (b)          99       140      184       324
JNL/Oppenheimer Growth Series                                           (a)          29        89      151       319
                                                                        (b)          99       139      181       319
JNL/Putnam Growth Division                                              (a)          28        87      148       313
                                                                        (b)          98       137      178       313
JNL/Putnam International Equity Division                                (a)          31        85      161       339
                                                                        (b)         101       145      191       339
JNL/Putnam Midcap Growth Division                                       (a)          30        92      157       330
                                                                        (b)         100       142      187       330
JNL/Putnam Value Equity Division                                        (a)          29        88      150       316
                                                                        (b)          99       138      180       316
JNL/S&P Conservative Growth Division I                                  (a)          21        64      111       238
                                                                        (b)          91       114      141       238
JNL/S&P Moderate Growth Division I                                      (a)          21        64      111       238
                                                                        (b)          91       114      141       238
JNL/S&P Aggressive Growth Division I                                    (a)          21        64      111       238
                                                                        (b)          91       114      141       238
JNL/S&P Very Aggressive Growth Division I                               (a)          21        64      111       238
                                                                        (b)          91       114      141       238
JNL/S&P Equity Growth Division I                                        (a)          21        64      111       238
                                                                        (b)          91       114      141       238
JNL/S&P Equity Aggressive Growth Division I                             (a)          21        64      111       238
                                                                        (b)          91       114      141       238
PPM America/JNL Balanced Division                                       (a)          27        83      142       302
                                                                        (b)          97       133      172       302
PPM America/JNL High Yield Bond Division                                (a)          27        83      142       302
                                                                        (b)          97       133      172       302
PPM America/JNL Money Market Division                                   (a)          26        79      136       289
                                                                        (b)          96       129      166       289
Salomon Brothers/JNL Global Bond Division                               (a)          28        87      149       314
                                                                        (b)          98       137      179       314
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)          27        83      141       300
                                                                        (b)          97       133      171       300
T. Rowe Price/JNL Established Growth Division                           (a)          28        87      148       312
                                                                        (b)          98       137      178       312
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          29        89      152       321
                                                                        (b)          99       139      182       321
T. Rowe Price/JNL Value Division                                        (a)          30        92      156       329
                                                                        (b)         100       142      186       329
JNL/First Trust The DowSM Target 5 Division                             (a)          23        71      122       261
                                                                        (b)          93       121      152       261
JNL/First Trust The DowSM Target 10 Division                            (a)          23        71      122       261
                                                                        (b)          93       121      152       261
JNL/First Trust The S&P(R)Target 10 Division                            (a)          23        71      122       261
                                                                        (b)          93       121      152       261
JNL/First Trust Global Target 15 Division                               (a)          24        72      124       266
                                                                        (b)          94       122      154       266
JNL/First Trust Target 25 Division                                      (a)          23        71      122       261
                                                                        (b)          93       121      152       261
JNL/First Trust Target Small-Cap Division                               (a)          23        71      122       261
                                                                        (b)          93       121      152       261
JNL/First Trust Technology Sector Division                              (a)          23        71      122       261
                                                                        (b)          93       121      152       261
JNL/First Trust Pharmaceutical/Healthcare Sector Division               (a)          23        71      122       261
                                                                        (b)          93       121      152       261
JNL/First Trust Financial Sector Division                               (a)          23        71      122       261
                                                                        (b)          93       121      152       261
JNL/First Trust Energy Sector Division                                  (a)          23        71      122       261
                                                                        (b)          93       121      152       261
JNL/First Trust Leading Brands Sector Division                          (a)          23        71      122       261
                                                                        (b)          93       121      152       261
JNL/First Trust Communications Sector Division                          (a)          23        71      122       261
                                                                        (b)          93       121      152       261

-------------------------------------------------------------------------------- ------- --------- -------- ---------

Explanation of Fee Table and Examples. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the Series. Premium taxes may also apply.


The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

The Examples reflect the contract enhancement charge during the first seven contract years.

The Examples do not represent past or future expenses. The actual expenses that you incur may be greater or less than those shown.


Financial Statements. An accumulation unit value history is contained in Appendix A.


You can find the following financial statements in the SAI:

        o the financial statements of the Separate Account for the year ended December 31, 2000;
        o the financial statements of Jackson National NY for the year ended December 31, 2000.


The Separate Account's financial statements for the year ended December 31, 2000, and the financial statements of Jackson National NY for the year ended December 31, 2000, have been audited by KPMG LLP, independent accountants.

                              THE ANNUITY CONTRACT


The fixed and variable annuity contract offered by Jackson National NY is a contract between you, the owner, and Jackson National NY, an insurance company. The contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the contract.

The contract offers guaranteed fixed accounts. The guaranteed fixed accounts offer an interest rate that is guaranteed by Jackson National NY for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National NY. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed account period, but will never be less than the premium payments accumulated at 3% per year, less any withdrawal charge, contract maintenance charge or premium tax due. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

The contract also offers investment divisions. The investment divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. However, this is not guaranteed. It is possible for you to lose your money. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.


As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National NY will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.


The contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group contracts. In those states where contracts are issued as a group contract, references throughout the prospectus to "contract(s)" shall also mean "certificate(s)."


                                   THE COMPANY


Jackson National NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National NY is admitted to conduct life insurance and annuity business in the states of New York and Michigan. Jackson National NY is ultimately a wholly owned subsidiary of Prudential PLC (London, England).


Jackson National NY has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.


                          THE GUARANTEED FIXED ACCOUNTS

If you select a guaranteed fixed account, your money will be placed with Jackson National NY's other assets. The guaranteed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed accounts. Your contract contains a more complete description of the guaranteed accounts.


                              THE SEPARATE ACCOUNT


The JNLNY Separate Account I was established by Jackson National NY on September 12, 1997, pursuant to the provisions of New York law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


The assets of the separate account legally belong to Jackson National NY and the obligations under the contracts are obligations of Jackson National NY. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National NY may issue.

The separate account is divided into investment divisions. Jackson National NY does not guarantee the investment performance of the separate account or the investment divisions.

                              INVESTMENT DIVISIONS


You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen investment options plus the guaranteed accounts during the life of your contract. Certain investment divisions may not be available with your contract. The investment divisions purchase shares of the following Series of mutual funds:


JNL Series Trust
     JNL/Alger Growth Series

     JNL/Alliance Growth Series
     JNL/Eagle Core Equity Series
     JNL/Eagle SmallCap Equity Series
     JNL/Janus Aggressive Growth Series
     JNL/Janus Balanced Series
     JNL/Janus Capital Growth Series
     JNL/Oppenheimer Global Growth Series
     JNL/Oppenheimer Growth Series
     JNL/Putnam Growth Series

     JNL/Putnam International Equity Series
     JNL/Putnam Midcap Growth Series
     JNL/Putnam Value Equity Series
     JNL/S&P Conservative Growth Series I
     JNL/S&P Moderate Growth Series I
     JNL/S&P Aggressive Growth Series I
     JNL/S&P Very Aggressive Growth Series I
     JNL/S&P Equity Growth Series I
     JNL/S&P Equity Aggressive Growth Series I
     PPM America/JNL Balanced Series
     PPM America/JNL High Yield Bond Series
     PPM America/JNL Money Market Series
     Salomon Brothers/JNL Global Bond Series
     Salomon Brothers/JNL U.S. Government & Quality Bond Series
     T. Rowe Price/JNL Established Growth Series
     T. Rowe Price/JNL Mid-Cap Growth Series
     T. Rowe Price/JNL Value Series

JNLNY Variable Fund I LLC

         JNL/First Trust The Dow(SM) Target 5 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the five companies included in the Dow Jones Industrial Average(SM) which have the lowest per share price of the companies with the ten highest dividend yields on a pre-determined selection date.

         JNL/First Trust The Dow(SM) Target 10 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average(SM) which have the highest dividend yields on a pre-determined selection date.

         JNL/First Trust The S&P(R) Target 10 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stocks of 10 companies selected from a pre-screened subset of the stocks listed in The S&P 500 Index on a pre-determined selection date.

         JNL/First Trust Global Target 15 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of The Dow Jones Industrial Average(SM), the Financial Times Industrial Ordinary Share Index and the Hang Seng Index, respectively, that have the highest dividend yields in the respective index on a pre-determined selection date.

         JNL/First Trust Target 25 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange on a pre-determined selection date.

         JNL/First Trust Target Small-Cap Seri-s - seeks a high total return through capital appreciation by investing in a portfolio of common stocks of 40 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange, the American Stock Exchange or The NASDAQ Stock Market on a pre-determined selection date.

         JNL/First Trust Technology Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks issued by technology companies.

         JNL/First Trust Pharmaceutical/Healthcare Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks issued by pharmaceutical and/or healthcare companies.

         JNL/First Trust Financial Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks of companies which may include money center banks, major regional banks, financial and investment service providers and insurance companies.

         JNL/First Trust Energy Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks of energy industry companies.

         JNL/First Trust Leading Brands Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks of companies considered to be leaders in the consumer goods industry.

         JNL/First Trust Communications Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks of companies in the communications industry.

The Series are described in the attached prospectuses for the JNL Series Trust and the JNLNY Variable Fund I LLC. Jackson National Asset Management, LLC serves as investment adviser for all of the Series. The sub-adviser for each Series is listed in the following table:


----------------------------------- --------------------------------------------
Sub-Adviser                         Series
----------------------------------- --------------------------------------------
Alliance Capital Management L.P.    JNL/Alliance Growth Series

----------------------------------- --------------------------------------------
Fred Alger Management, Inc.         JNL/Alger Growth Series
----------------------------------- --------------------------------------------
Eagle Asset Management, Inc.        JNL/Eagle Core Equity Series
                                    JNL/Eagle SmallCap Equity Series
----------------------------------- --------------------------------------------

Janus Capital Corporation           JNL/Janus Aggressive Growth Series
                                    JNL/Janus Balanced Series
                                    JNL/Janus Capital Growth Series
                                    JNL/Janus Global Equities Series*

----------------------------------- --------------------------------------------

OppenheimerFunds, Inc.              JNL/Oppenheimer Global Growth Series
                                    JNL/Oppenheimer Growth Series

----------------------------------- --------------------------------------------
Putnam Investment Management, Inc.  JNL/Putnam Growth Series
                                    JNL/Putnam International Equity Series
                                    JNL/Putnam Midcap Growth Series
                                    JNL/Putnam Value Equity Series
----------------------------------- --------------------------------------------
Standard & Poor's Investment        JNL/S&P Conservative Growth Series I
Advisory Services, Inc.             JNL/S&P Moderate Growth Series I
                                    JNL/S&P Aggressive Growth Series I
                                    JNL/S&P Very Aggressive Growth Series I
                                    JNL/S&P Equity Growth Series I
                                    JNL/S&P Equity Aggressive Growth Series I
----------------------------------- --------------------------------------------
PPM America, Inc.                   PPM America/JNL Balanced Series
                                    PPM America/JNL High Yield Bond Series
                                    PPM America/JNL Money Market Series
----------------------------------- --------------------------------------------
Salomon Brothers Asset              Salomon Brothers/JNL Global Bond Series
Management Inc                      Salomon Brothers/JNL U.S. Government
                                    & Quality Bond Series
----------------------------------- --------------------------------------------
T. Rowe Price Associates, Inc.      T. Rowe Price/JNL Established Growth Series
                                    T. Rowe Price/JNL Mid-Cap Growth Series
                                    T. Rowe Price/JNL Value Series
----------------------------------- --------------------------------------------
First Trust Advisors L.P.           JNL/First Trust The DowSM Target 5 Series
                                    JNL/First Trust The DowSM Target 10 Series
                                    JNL/First Trust The S&P(R)Target 10 Series
                                    JNL/First Trust Global Target 15 Series
                                    JNL/First Trust Target 25 Series
                                    JNL/First Trust Target Small-Cap Series
                                    JNL/First Trust Technology Sector Series
                                    JNL/First Trust Pharmaceutical/Healthcare
                                    Sector Series
                                    JNL/First Trust Financial Sector Series
                                    JNL/First Trust Energy Sector Series
                                    JNL/First Trust Leading Brands Sector Series
                                    JNL/First Trust Communications Sector Series
----------------------------------- --------------------------------------------


The investment objectives and policies of certain of the Series are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the result of such other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A Series performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment division with a small asset base. A Series may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions that invest in the Series. You should read the prospectuses for the JNL Series Trust and the JNLNY Variable Fund I LLC carefully before investing. Additional Series and investment divisions may be available in the future.

Voting Rights. To the extent required by law, Jackson National NY will obtain from you and other owners of the contracts instructions as to how to vote when the Series solicits proxies in conjunction with a vote of shareholders. When Jackson National NY receives instructions, we will vote all the shares Jackson National NY owns in proportion to those instructions.

Substitution. Jackson National NY may be required to or determine in its sole discretion to substitute a different mutual fund for the one the investment division is currently invested in. We will not do this without any required approval of the SEC. Jackson National NY will give you notice of such transactions.


                                CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:


Insurance Charges. Each day Jackson National NY makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.40% of the daily value of the contracts invested in an investment division, after expenses have been deducted. This charge does not apply to the Guaranteed Fixed Accounts.


This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National NY. The mortality risks that Jackson National NY assumes arise from our obligations under the contracts:

        o to make income payments for the life of the annuitant during the income phase;

        o to waive the withdrawal charge in the event of your death; and


        o to provide both a standard and a enhanced death benefit prior to the income date.


The expense risk that Jackson National NY assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.

Contract Maintenance Charge. During the accumulation phase, Jackson National NY deducts a $30 annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National NY will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National NY may discontinue this practice at any time.

Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National NY may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

Withdrawal Charge. During the accumulation phase, you can make withdrawals from your contract without imposition of a withdrawal charge of:

        o premiums which are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn),

        o earnings, and

        o for the first withdrawal of premium of the year, 10% of premium paid that is still subject to a withdrawal charge (not yet withdrawn), less earnings ("free withdrawal").

The contract enhancement will not be recaptured by Jackson National NY if you make a "free withdrawal."

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National NY treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the contract. If you withdraw only part of the value of your contract, we deduct the withdrawal charge from the remaining value in your contract.


Note: Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.


Jackson National NY does not assess the withdrawal charge on any payments paid out as (1) income payments, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code.

Jackson National NY may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National NY and a prospective purchaser. Jackson National NY may not deduct a withdrawal charge under a contract issued to an officer, director, agent or employee of Jackson National NY or any of its affiliates.


Contract Enhancement Charge. During the first seven contract years, Jackson National NY deducts a contract enhancement charge which is equal, on an annual basis, to 0.425% of the daily net asset value of the contracts invested in an investment division. This charge will also be assessed against any amounts you have allocated to the guaranteed accounts, resulting in a credited interest rate of 0.425% less than the annual credited interest rate that would apply to the guaranteed account if the contract enhancement had not been elected (however, the interest rate will never go below 3%). This charge is only applied if the contract enhancement option is elected.

At a rate of return of 1% or more, the withdrawal value of the contract with a contract enhancement will exceed the withdrawal value of a contract which did not receive a contract enhancement (assuming no recapture charge is assessed).

Recapture Charge. Jackson National NY will take back (recapture) the contract enhancement whenever a withdrawal of the corresponding premium is made (except if it is a free withdrawal), in the event of payments under an income option, or if you return the contract during the free look period, in accordance with the following schedule:


            Contribution Year of Premium Recapture Charge Percentage

              1 and 2                                         3%
              3,4 and 5                                       2%
              6 and 7                                         1%
              After year 7                                    0%


The amount recaptured will be taken from the investment divisions and the guaranteed accounts in the same proportion as the withdrawal charge. The recapture charge is not assessed on amounts withdrawn from (a) premiums in an annuity for seven years or longer and not previously withdrawn, (b) earnings, or
(c) amounts subject to the free withdrawal. The recapture charge is pro-rata and is assessed based on withdrawals of the corresponding premium. The example that follows is purely hypothetical and is for illustrative purposes only.


Example:

        Assume an initial premium of $100,000. A contract enhancement is added and, therefore, the contract value equals $103,000. Assume that four years later, the return (net of charges) is 50%, for a contract value of $154,500. Now assume that you want to withdraw $100,000. (You made no other withdrawals.)

        The $100,000 withdrawal would be determined as follows:
        o$54,500 is earnings, and will be subject neither to the withdrawal charge nor to recapture; o$45,500 is considered to be premium withdrawn.

        In year four, the withdrawal charge percentage is 4%, which, applied to the $45,500, results in a withdrawal charge of $1,820. In addition, the recapture charge percentage is 2% in the fourth year, which results in a recapture charge of $910.

        So, the withdrawal paid to the owner is:
        $54,500 + $45,500 - $1,820 - $910 = $97,270.


For the purpose of calculating the recapture charge upon annuitization, Jackson National NY treats annuitization in the same manner as it treats full withdrawals. The recapture charge percentage is applied to the entire remaining premium in contribution year 7 or earlier that had been credited with a contract enhancement. The example that follows is purely hypothetical and is for illustrative purposes only.

Example:

       Assume an initial premium of $100,000, which is then enhanced to $103,000. Assume that four years later, the return net of charges is 50%, for a Contract Value of $154,500. Now assume that you want to annuitize the contract. (You made no other withdrawals.)

       The annuitization is treated similarly to a full withdrawal, except that no withdrawal charges are applied. The Contract Value at the time of annuitization consists of $54,500 of earnings, and $100,000 of premium.

       No withdrawal charges are applied to the annuitization. The recapture charge percentage is 2% in the fourth year, which results in a recapture charge of $2,000.

       Therefore, the annuity payments will be based on a contract value of:
       $154,500 - $2,000 = $152,500.


Other Expenses. Jackson National NY pays the operating expenses of the Separate Account.


There are deductions from and expenses paid out of the assets of the Series. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNLNY Variable Fund I LLC.


Premium Taxes. Some governmental entities charge premium taxes or other similar taxes. Jackson National NY is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state. New York does not currently impose a premium tax on annuity premiums.


Income Taxes. Jackson National NY reserves the right to make a deduction from the contract for any income taxes which it incurs because of the contract. Currently, we are not making any such deduction.


Distribution of Contracts. Jackson National Life Distributors, Inc. is located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401 and serves as the distributor of the contracts. Jackson National Life Distributors, Inc. and Jackson National NY are wholly owned subsidiaries of Jackson National Life Insurance Company.


Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National NY may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. While overrides may vary, they are not expected to exceed .25% of any premium payment. Jackson National NY may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National NY may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges. Jackson National is affiliated with the following broker-dealers: National Planning Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial Corporation and Investment Centers of America, Inc.


                                    PURCHASES

Minimum Initial Premium:

        o $5,000 under most circumstances

        o $2,000 for a qualified plan contract

        o The maximum we accept without our prior approval is $1 million.

Minimum Additional Premiums:

        o $500

        o $50 under the automatic payment plan

        o You can pay additional premiums at any time during the accumulation phase.

The minimum that you may allocate to a guaranteed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed account and investment division.


Allocations of Premium. When you purchase a contract, Jackson National NY will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National NY will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen investment options available under the contract; however, you may not allocate your money to more than eighteen investment options plus the guaranteed fixed accounts during the life of your contract.


Jackson National NY will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information required by us for purchase of a contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National NY is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National NY business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Capital Protection Program. Jackson National offers a Capital Protection program that a policy owner may request. Under this program, Jackson National will allocate part of the premium to the Guaranteed Fixed Account you select so that such part, based on that Guaranteed Fixed Account's interest rate in effect on the date of allocation, will equal at the end of selected period of 1, 3, 5, or 7 years the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the Fixed Account Value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the investment divisions you select.


Accumulation Units. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National NY uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National NY determines the value of an accumulation unit for each of the investment divisions. This is done by:


       1. determining the total amount of assets held in the particular investment division;


       2. subtracting any insurance charges and any other charges, such as taxes;

       3. dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National NY credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National NY's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

                              CONTRACT ENHANCEMENTS

If you elect the contract enhancement option, each time you make a premium payment during the first contract year, Jackson National NY will add an additional amount to your contract. This contract enhancement will equal 3% of your premium payment. Jackson National NY will allocate the contract enhancement to the guaranteed accounts and/or investment divisions in the same proportion as the premium payment allocation. The contract enhancement is an option and is not automatically included. The contract enhancement can be elected when you buy the contract.

The contract enhancement will be recaptured by Jackson National NY during the first seven years of contribution of the premium whenever you make a withdrawal of corresponding premium (except if it is a free withdrawal), if you receive payments under an income option, or if you return the contract during the free look period, in accordance with the recapture charge.

Your contract value will reflect any gains or losses attributable to a contract enhancement described above.

Contract enhancements, and any gains or losses attributable to a contract enhancement, distributed under your contract will be considered earnings under the contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. Therefore, your contract incurs charges on the entire amounts included in the Separate Account, which includes the contract enhancements. As a result, the aggregate asset-based charges assessed will be higher than those that would be charged if the contract did not include the contract enhancement. In addition, for the guaranteed accounts, the contract enhancement charge lowers the credited rate that would apply if the contract enhancement had not been elected. Jackson National NY will recapture contract enhancements as described above. Therefore, it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the contract enhancement. We expect to profit from certain charges assessed under the contract (i.e., the withdrawal charge, the mortality and expense risk charge and the contract enhancement charge) associated with the contract enhancement.

                                    TRANSFERS


You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between investment divisions.


You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.


Telephone Transactions. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National NY's business day (usually 4:00p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.


Jackson National NY has procedures, which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National NY and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National NY fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National NY reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

                              ACCESS TO YOUR MONEY

You can have access to the money in your contract:

        o by making either a partial or complete withdrawal, or

        o by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

        1. the value of the contract on the day you made the withdrawal;

        2. less any premium tax;

        3. less any contract maintenance charge;

        4. less all or a portion of the contract enhancements if the withdrawal is within the first seven years of the contribution of the premium; and

        5. less any withdrawal charge.


Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed fixed account or investment division.


Your withdrawal request must be in writing. Jackson National NY will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


There are limitations on withdrawals from qualified plans. See "Taxes."

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 1/21/2 may be subject to a 10% tax penalty.


We reserve the right to charge a fee for participation or to discontinue offering this program in the future.


Suspension Of Withdrawals Or Transfers. Jackson National NY may be required to suspend or delay withdrawals or transfers from an investment division when:

        o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

        o trading on the New York Stock Exchange is restricted;

        o an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or,

        o the SEC, by order, may permit for the protection of owners.


The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist. Jackson National NY has reserved the right to defer payment for a withdrawal or transfer from the guaranteed accounts for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.


You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date under a contract if required by law).


At the income date, you can choose whether payments will come from the guaranteed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson National NY may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $20 and state law permits, Jackson National NY may set the frequency of payments so that the first payment would be at least $20.

Income Payments From Investment Divisions. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

     1.  the value in the investment division(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the contract; and

     3.  the performance of the investment divisions you selected.

Jackson National NY will take back all or a portion of the contract enhancements credited to the contract prior to applying the contract value to an income option if you start receiving income payments within the first seven years after the premium was paid.

Jackson National NY calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the Series. If the actual net investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual net investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual net investment performance is less than the assumed rate, your income payments will decrease.

Income Options. The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the owner and annuitant.)


     Option 1 - Life Income. This income option provides monthly payments for your life.

     Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for the annuitant's life, but with payments continuing to your beneficiary for the remainder of 10 or 20 years (as you select) if you die before the end of the selected period. If the beneficiary does not want to receive the payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. However, the beneficiary may elect to continue receiving the payments or to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     Additional Options - Other income options may be made available by Jackson National NY.


                                  DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

Death of Owner Before the Income Date. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies and the surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

The death benefit equals the greatest of:


     1. current contract value;


     2. the total premiums paid prior to your death, minus the sum of:

        a.   withdrawals and withdrawal charges, and

        b.   premium taxes;


     3. the greatest anniversary value prior to your 86th birthday. The anniversary value is the contract value on the first day of a contract year, less any withdrawals and withdrawal charges, plus any additional premiums since that day.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National NY receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National NY will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.


Death of Owner On or After the Income Date. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.

Death of Annuitant. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES


The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a contract.

Tax-Qualified and Non-Qualified Contracts. If you purchase the contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) contract), or pension and profit-sharing plan (including a 401(k) plans or H.R. 10 Plan) your contract will be what is referred to as a qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the contract prior to purchasing a tax-qualified contract.

If you do not purchase the contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person). Also loans based on a non-qualified contract are treated as distributions.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the contract. A part of each income payment under a nonqualified contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the contract are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 1/21/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. These limits and the tax computation rules are summarized in the SAI.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 1/21/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 1/21/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.


Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity contract, (ii) the contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity contract to the adviser.

Death Benefits. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of a contract will generally be a taxable event. Assignments of a tax-qualified contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a contract.

Diversification. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

Owner Control. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a contract holder had certain forms of actual or potential control over the investments held under a variable annuity contract, the contract owner had to be treated as the owner of those assets and thus would be taxable on the income and gains produced by those assets. A holder of a contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


                                OTHER INFORMATION

Rebalancing. You can arrange to have Jackson National NY automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National NY does not currently charge for participation in this program. We may do so in the future.


Free Look. You may return your contract to the selling agent or Jackson National NY within twenty days after receiving it. Jackson National NY will return the contract value in the investment divisions plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed accounts less the contract enhancement applied to your contract. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

Advertising. From time to time, Jackson National NY may advertise several types of performance for the investment divisions.


        o Total return is the overall change in the value of an investment in an investment division over a given period of time.

        o Standardized average annual total return is calculated in accordance with SEC guidelines.

        o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the investment division.

        o Yield refers to the income generated by an investment over a given period of time.


Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease. Performance will not reflect contract enhancements applied to the contract.

Market Timing and Asset Allocation Services. Market timing and asset allocation services must comply with Jackson National NY's administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement which sets forth our rules and procedures must be signed. Because excessive trades in a Series can hurt the series performance and harm contract holders, Jackson National reserves the right to refuse any transfer requests for multiple contracts from a market timing and asset allocation service or other non-contract holder that it believes will disadvantage the series or the contract holders.


Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National NY may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National NY may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National NY.

Legal Proceedings. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson National Life Insurance Company NY is a party.

Jackson National Life Insurance Company ("Jackson National " or "JNL") has been named as a defendant in civil litigation proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL purports to include purchasers of certain life insurance and annuity products from JNL during the period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and is vigorously defending these actions. A favorable outcome is anticipated, and at this time it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions. IN addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for 32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgment is being sought.



--------------------------------------------------------------------------------

Questions. If you have questions about your contract, you may call or write to us at:

        o Jackson National Life NY Annuity Service Center:
          (800) 599-5651
          P.O. Box 0809
          Denver, Colorado 80263-0809

        o Institutional Marketing Group Service Center:
          (800) 777-7779
          P.O. Box 30386
          Lansing, Michigan 48909-9692

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History.......................................2

Services..............................................................2

Purchase of Securities Being Offered..................................3

Underwriters..........................................................3

Calculation of Performance............................................3

Additional Tax Information............................................9

Income Payments; Net Investment Factor ..............................20

Financial Statements ................................................22

                                   APPENDIX A

Condensed Financial Information

Accumulation Unit Values


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. "This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. The accumulation unit values do not reflect the contract enhancement charge.


-------------------------------------------------------------------------------------------------


Investment Portfolios                 December 31,               December 31,     December 31,
                                          2000                       1999           1998 (a)
-------------------------------------------------------------------------------------------------
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                  $14.17                    $10.74              $10.00
    End of period                        $12.10                    $14.17              $10.74
  Accumulation units outstanding
  at the end of period                  971,767                   587,023               3,613

JNL/Alliance Growth Division
  Accumulation unit value:
    Beginning of period                  $10.00                    N/A(b)              N/A(b)
    End of period                         $7.83                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                  111,099                    N/A(b)              N/A(b)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                  $11.81                    $10.00              N/A(b)
    End of period                        $11.67                    $11.81              N/A(b)
  Accumulation units outstanding
  at the end of period                  138,938                    71,996              N/A(b)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                  $12.28                    $10.00              N/A(b)
    End of period                        $10.51                    $12.28              N/A(b)
  Accumulation units outstanding
  at the end of period                  172,564                    75,042              N/A(b)

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                  $16.90                    $10.00              $10.00
    End of period                        $13.17                    $16.90              $10.00
  Accumulation units outstanding
  at the end of period                1,779,698                   875,270                   0

JNL/Janus Balanced Division
  Accumulation unit value:
    Beginning of period                  $10.00                    N/A(b)              N/A(b)
    End of period                        $10.10                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                  129,621                    N/A(b)              N/A(b)




(a) The Separate Account commenced operations on November 27, 1998.
(b) These investment divisions had not commenced operations as of the date indicated.

--------------------------------------------------------------------------------------------------
Investment Portfolios                December 31,                December 31,     December 31,
                                          2000                       1999           1998 (a)
--------------------------------------------------------------------------------------------------
JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                  $25.05                    $11.34              $10.00
    End of period                        $16.12                    $25.05              $11.34
  Accumulation units outstanding
  at the end of period                1,361,578                   640,394                 398

JNL/Janus Global Equities Division
  Accumulation unit value:
    Beginning of period                  $17.21                    $10.61              $10.00
    End of period                        $13.87                    $17.21              $10.61
  Accumulation units outstanding
  at the end of period                1,039,823                   289,870               2,772

JNL/Putnam Growth Division
  Accumulation unit value:
    Beginning of period                  $13.85                    $10.85              $10.00
    End of period                        $11.22                    $13.85              $10.85
  Accumulation units outstanding
  at the end of period                  695,321                   423,138                   0


JNL/Putnam International Equity Division (c)
  Accumulation unit value:

    Beginning of period                  $13.23                    $10.15              $10.00
    End of period                        $11.23                    $13.23              $10.15
  Accumulation units outstanding
  at the end of period                  266,204                   106,235                   0

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                  $10.00                    N/A(b)              N/A(b)
    End of period                        $10.16                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   54,727                    N/A(b)              N/A(b)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                   $9.74                     $9.98              $10.00
    End of period                        $10.27                     $9.74               $9.98
  Accumulation units outstanding
  at the end of the period              751,954                   541,720                 991

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                  $11.00                    $10.00              N/A(b)
    End of period                        $10.67                    $11.00              N/A(b)
  Accumulation units outstanding
  at the end of period                  259,894                   112,158              N/A(b)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                  $11.76                    $10.00              N/A(b)
    End of period                        $11.10                    $11.76              N/A(b)
  Accumulation units outstanding
  at the end of period                  374,272                   107,947              N/A(b)




(a)  The Separate Account commenced operations on November 27, 1998.
(b) These investment divisions had not commenced operations as of the date indicated.
(c)  Prior to May 1, 2000, the JNL/Putnam International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.


-------------------------------------------------------------------------------------------------
Investment Divisions                    December 31,             December 31,     December 31,
                                           2000                      1999           1998 (a)
-------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                  $12.11                    $10.00              N/A(b)
    End of period                        $10.83                    $12.11              N/A(b)
  Accumulation units outstanding
  at the end of period                  399,096                    99,418              N/A(b)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                  $12.80                    $10.00              N/A(b)
    End of period                        $10.46                    $12.80              N/A(b)
  Accumulation units outstanding
  at the end of period                   96,855                    15,526              N/A(b)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                  $13.23                    $10.00              N/A(b)
    End of period                        $11.22                    $13.23              N/A(b)
  Accumulation units outstanding
  at the end of period                  350,150                   110,742              N/A(b)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                  $13.37                    $10.00              N/A(b)
    End of period                        $11.18                    $13.37              N/A(b)
  Accumulation units outstanding
  at the end of period                  124,653                    47,070              N/A(b)

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                   $9.86                    $10.00              $10.00
    End of period                        $10.52                     $9.86              $10.00
  Accumulation units outstanding
  at the end of period                  292,695                   189,390                   0

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                   $9.99                    $10.02              $10.00
    End of period                         $9.30                     $9.99              $10.02
  Accumulation units outstanding
  at the end of period                  234,345                   183,384               1,014

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                  $10.33                    $10.02              $10.00
    End of period                        $10.79                    $10.33              $10.02
  Accumulation units outstanding
  at the end of period                  390,287                   110,543                 200

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                  $10.11                    $10.00              $10.00
    End of period                        $10.69                    $10.11              $10.00
  Accumulation units outstanding
  at the end of the period               81,785                    53,100                   0




(a)  The Separate Account commenced operations on November 27, 1998.
(b) These investment divisions had not commenced operations as of the date indicated.


-------------------------------------------------------------------------------------------------
Investment Divisions                  December 31,               December 31,     December 31,
                                          2000                       1999           1998 (a)
-------------------------------------------------------------------------------------------------
Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                   $9.70                    $10.09              $10.00
    End of period                        $10.65                     $9.70              $10.09
  Accumulation units outstanding
  at the end of period                  270,579                   157,802               1,005

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                  $12.50                    $10.00              $10.00
    End of period                        $12.28                    $12.50              $10.00
  Accumulation units outstanding
  at the end of period                  466,612                   268,215                   0

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                  $12.97                    $10.95              $10.00
    End of period                        $13.71                    $12.97              $10.95
  Accumulation units outstanding
  at the end of period                  476,086                   170,064                   0

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                  $10.00                    N/A(b)              N/A(b)
    End of period                        $11.00                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   35,883                    N/A(b)              N/A(b)

JNL/First Trust The DowSM Target 5 Division
  Accumulation unit value:
    Beginning of period                  N/A(b)                    N/A(b)              N/A(b)
    End of period                        N/A(b)                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   N/A(b)                    N/A(b)              N/A(b)

JNL/First Trust The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                  N/A(b)                    N/A(b)              N/A(b)
    End of period                        N/A(b)                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   N/A(b)                    N/A(b)              N/A(b)

JNL/First Trust The S&P(R) Target 10 Division
  Accumulation unit value:
    Beginning of period                  N/A(b)                    N/A(b)              N/A(b)
    End of period                        N/A(b)                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   N/A(b)                    N/A(b)              N/A(b)

JNL/First Trust Global Target 15 Division
  Accumulation unit value:
    Beginning of period                  N/A(b)                    N/A(b)              N/A(b)
    End of period                        N/A(b)                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   N/A(b)                    N/A(b)              N/A(b)




(a)  The Separate Account commenced operations on November 27, 1998.
(b) These investment divisions had not commenced operations as of the date indicated.


---------------------------------------------------------------------------------------------------
Investment Divisions                  December 31,               December 31,     December 31,
                                          2000                       1999           1998 (a)
---------------------------------------------------------------------------------------------------

JNL/First Trust Target 25 Division
  Accumulation unit value:
    Beginning of period                  N/A(b)                    N/A(b)              N/A(b)
    End of period                        N/A(b)                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   N/A(b)                    N/A(b)              N/A(b)

JNL/First Trust Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                  N/A(b)                    N/A(b)              N/A(b)
    End of period                        N/A(b)                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   N/A(b)                    N/A(b)              N/A(b)

JNL/First Trust Technology Sector Division
  Accumulation unit value:
    Beginning of period                  N/A(b)                    N/A(b)              N/A(b)
    End of period                        N/A(b)                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   N/A(b)                    N/A(b)              N/A(b)

 JNL/First Trust Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                  N/A(b)                    N/A(b)              N/A(b)
    End of period                        N/A(b)                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   N/A(b)                    N/A(b)              N/A(b)

JNL/First Trust Financial Sector Division
  Accumulation unit value:
    Beginning of period                  N/A(b)                    N/A(b)              N/A(b)
    End of period                        N/A(b)                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   N/A(b)                    N/A(b)              N/A(b)

JNL/First Trust Energy Sector Division
  Accumulation unit value:
    Beginning of period                  N/A(b)                    N/A(b)              N/A(b)
    End of period                        N/A(b)                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   N/A(b)                    N/A(b)              N/A(b)

JNL/First Trust Leading Brands Sector Division
  Accumulation unit value:
    Beginning of period                  N/A(b)                    N/A(b)              N/A(b)
    End of period                        N/A(b)                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   N/A(b)                    N/A(b)              N/A(b)

JNL/First Trust Communications Sector Division
  Accumulation unit value:
    Beginning of period                  N/A(b)                    N/A(b)              N/A(b)
    End of period                        N/A(b)                    N/A(b)              N/A(b)
  Accumulation units outstanding
  at the end of period                   N/A(b)                    N/A(b)              N/A(b)




(a)  The Separate Account commenced operations on November 27, 1998.

(b) These investment divisions had not commenced operations as of the date indicated.

                                   APPENDIX B

Dow Jones does not:

o Sponsor, endorse, sell or promote the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.

o Recommend that any person invest in the JNL/First Trust The Dow Target 5 Series, the JNL/First Trust The Dow Target 10 Series or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.

o Have any responsibility or liability for the administration, management or marketing of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.

o Consider the needs of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series or the owners of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series in determining, composing or calculating the DJIA or have any obligation to do so.


--------------------------------------------------------------------------------

Dow Jones will not have any liability in connection with the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series. Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about: ? The results to be obtained by the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target
     10 Series, the owners of the JNL/First Trust The Dow Target 5
     Series or JNL/First Trust The Dow Target 10 Series or any other person in connection with the use of the DJIA and the data included in the DJIA;

o    The accuracy or completeness of the DJIA and its data;

o The merchantability and the fitness for a particular purpose or use of the DJIA and its data; Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data;

o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between First Trust Advisors L.P. (sub-adviser to the JNLNY Variable Fund I LLC) and Dow Jones is solely for their benefit and not for the benefit of the owners of JNL/First Trust The Dow Target 5 Series or the JNL/First Trust the Dow Target 10 Series or any other third parties.

--------------------------------------------------------------------------------




1 See "Contract Charges"

* The JNL/Janus Global Equities Series (the "Series") is not available as an investment option. However, the Series is only available as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I. The JNL/Janus Global Equities Series total annual expenses were 1.05%.
* The JNL/Janus Global Equities Series (the "Series") is not available as an investment option. However, the Series is only available as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth
Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I. The JNL/Janus Global Equities Series total annual expenses were 1.05%.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2001



                     INDIVIDUAL AND GROUP DEFERRED FIXED AND

                           VARIABLE ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
             OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2001. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-599-5651. Not all investment divisions described in this SAI may be available for investment.





                                TABLE OF CONTENTS
                                                            Page


General Information and History..............................2
Services.....................................................2
Purchase of Securities Being Offered.........................3
Underwriters.................................................3
Calculation of Performance...................................3
Additional Tax Information..................................19
Income Payments; Net Investment Factor .....................20
Financial Statements .......................................22

General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National NY is a wholly-owned subsidiary of Jackson National Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services


Jackson National NY is the custodian of the assets of the Separate Account. Jackson National has custody of all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


Effective October 15, 1999, KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, assumed responsibility for certain of the audit and reporting functions previously provided by PricewaterhouseCoopers LLP to Jackson National NY. These changes were put into effect by Jackson National NY as of the date referenced above. Neither Jackson National NY nor the Separate Account has received an adverse opinion, nor were there any disagreements with PricewaterhouseCoopers LLP.


Jorden Burt Boros Cicchetti Berenson & Johnson has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.


Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters

The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National Life Insurance Company. No underwriting commissions are paid by Jackson National NY to JNLD.

Calculation of Performance

When Jackson National NY advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.


The standardized average annual total returns for each investment division (except the PPM America/JNL Money Market Division) for the period ended December 31, 2000 are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                                                                 Date of Initial
                                                                 Investment in
                                                                 Corresponding

                                                                  Division to
                                                   One Year       December 31,
                                                   Period            2000*
                                                 -------------  ---------------
JNL/Alger Growth Division                             -21.96%        7.37%
JNL/Alliance Growth Division                            N/A         -28.71%
JNL/Eagle Core Equity Division                         -8.15%        5.86%
JNL/Eagle SmallCap Equity Division                    -21.51%       -0.57%
JNL/Janus Aggressive Growth Division                  -29.47%       12.43%
JNL/Janus Balanced Division                             N/A         -6.05%
JNL/Janus Capital Growth Division                     -43.08%       24.22%
JNL/Janus Global Equities Division                    -26.74%       14.72%
JNL/Putnam Growth Division                            -26.18%        3.27%
JNL/Putnam International Equity Division              -22.29%        3.35%
JNL/Putnam Midcap Growth Division                       N/A         -5.46%
JNL/Putnam Value Equity Division                       -1.71%       -1.18%
JNL/S&P Conservative Growth Division I                -10.03%        0.38%
JNL/S&P Moderate Growth Division I                    -12.73%        2.85%
JNL/S&P Aggressive Growth Division I                  -17.67%        1.34%
JNL/S&P Very Aggressive Growth Division I             -25.33%       -0.90%
JNL/S&P Equity Growth Division I                      -22.30%        3.54%
JNL/S&P Equity Aggressive Growth Division I           -23.40%        3.36%
PPM America/JNL Balanced Division                      -0.32%       -0.43%
PPM America/JNL High Yield Bond Division              -13.98%       -5.95%
Salomon Brothers/JNL Global Bond Division              -1.34%        0.43%
Salomon Brothers/JNL U.S. Government & Quality
         Bond Division                                  2.81%         0.70%
T. Rowe Price/JNL Established Growth Division          -8.85%        8.49%
T. Rowe Price/JNL Mid-Cap Growth Division              -1.49%       14.10%
T. Rowe Price/JNL Value Division                        N/A          2.96%

* The JNL/Alger Growth Division commenced operations on December 17, 1998, the JNL/Alliance Growth Division commenced operations on June 2, 2000, the JNL/Eagle Core Equity Division commenced operations on March 22, 1999, the JNL/Eagle Small Cap Equity Division commenced operations April 22, 1999, the JNL/Janus Aggressive Growth Division commenced operations on January 29, 1999, the JNL/Janus Balanced Division commenced operations on May 11, 2000, the JNL/Janus Capital Growth Division commenced operations on December 17, 1998, JNL/Janus Global Equities Division commenced operations on November 27, 1998, the JNL/Putnam Growth Division commenced operations on November 27, 1998, the JNL/Putnam International Equity Division commenced operations on November 27, 1998, the JNL/Putnam Midcap Growth Division commenced operations on June 1, 2000, the JNL/Putnam Value Equity Division commenced operations on November 27, 1998, the JNL/S&P Conservative Growth Division I commenced operations on April 22, 1999, the JNL/S&P Moderate Growth Division I commenced operations on April 20, 1999, the JNL/S&P Aggressive Growth Division I commenced operations on May 10, 1999, the JNL/S&P Very Aggressive Growth Division I commenced operations on May 13, 1999, the JNL/S&P Equity Growth Division I commenced operations on April 20, 1999, the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 20, 1999, the PPM America/JNL Balanced Division commenced operations on January 21, 1999, the PPM America/JNL High Yield Bond Division commenced operations on November 27, 1998, the Salomon Brothers/JNL Global Bond Division commenced operations on January 21, 1999, the Salomon Brothers/JNL U.S. Government & Quality Bond Division commenced operations on November 27, 1998, the T. Rowe Price/JNL Established Growth Division commenced operations on February 9, 1999, the T. Rowe Price/JNL Mid-Cap Growth Division commenced operations on November 27, 1998 and the T. Rowe Price/JNL Value Series commenced operations on May 30, 2000. Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(R) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Sector Division, the JNL/First Trust Financial Sector Division, the JNL/First Trust Energy Sector Division, the JNL/First Trust Leading Brands Sector Division, and the JNL/First Trust Communications Sector Division had not commenced operations as of December 31, 2000.


Jackson National NY may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The contract is designed for long term investment, therefore Jackson National NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

The non-standardized total returns that each investment division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding series for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge or the withdrawal charge, are as follows (more recent returns may be more or less than the stated returns due to market volatility):




                                                                                        Date of Initial
                                                                                          Offering of
                                                  One Year Period   Five Year Period     Corresponding
                                                       Ended              Ended            Series to
                                                   December 31,       December 31,        December 31,
                                                       2000               2000                2000
                                                  --------------     --------------      --------------
JNL/Alger Growth Division2                            -14.64%            17.39%              16.42%
JNL/Alliance Growth Division4                         -18.73%              N/A               11.14%
JNL/Eagle Core Equity Division3                       -1.11%               N/A               16.36%
JNL/Eagle SmallCap Equity Division3                   -14.44%              N/A                9.09%
JNL/Janus Aggressive Growth Division1                 -22.04%            24.76%              26.30%
JNL/Janus Balanced Division10                           N/A                N/A               -2.90%
JNL/Janus Capital Growth Division1                    -35.64%            19.86%              23.47%
JNL/Janus Global Equities Division1                   -19.41%            19.97%              22.86%
JNL/Putnam Growth Division11                          -18.98%              N/A                5.65%
JNL/Putnam International Equity Division11            -15.18%              N/A                5.68%
JNL/Putnam Midcap Growth Division10                     N/A                N/A               -1.91%
JNL/Putnam Value Equity Division11                     5.48%               N/A                1.30%
JNL/S&P Conservative Growth Division I5               -2.99%               N/A                6.42%
JNL/S&P Moderate Growth Division I6                   -5.67%               N/A                8.20%
JNL/S&P Aggressive Growth Division I6                 -10.63%              N/A                9.61%
JNL/S&P Very Aggressive Growth Division I7            -18.31%              N/A               10.86%
JNL/S&P Equity Growth Division I8                     -15.25%              N/A                8.89%
JNL/S&P Equity Aggressive Growth Division I9         --16.38%              N/A               11.14%
PPM America/JNL Balanced Division12                    6.75%               N/A                2.67%
PPM America/JNL High Yield Bond Division1             -6.93%              3.70%               4.24%
Salomon Brothers/JNL Global Bond Division1             5.69%              5.71%               6.19%
Salomon Brothers/JNL U.S. Government & Quality
         Bond Division1                                9.86%              4.40%               4.98%
T. Rowe Price/JNL Established Growth Division1        -1.71%             18.04%              19.77%
T. Rowe Price/JNL Mid-Cap Growth Division1             5.68%             16.28%              19.49%
T. Rowe Price/JNL Value Division10                      N/A                N/A               11.50%


1     Corresponding series commenced operations on May 15, 1995.
2     Corresponding series commenced operations on October 16, 1995.
3     Corresponding series commenced operations on September 16, 1996.
4     Corresponding series commenced operations on March 2, 1998.
5     Corresponding series commenced operations on April 9, 1998.
6     Corresponding series commenced operations on April 8, 1998.
7     Corresponding series commenced operations on April 1, 1998.
8     Corresponding series commenced operations on April 13, 1998.
9     Corresponding series commenced operations on April 15, 1998.
10    Corresponding series commenced operations on May 1, 2000.
11    Corresponding series commenced operations on November 27, 1998.
12    Corresponding series commenced operations on January 21, 1999.

Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(R) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Sector Division, the JNL/First Trust Financial Sector Division, the JNL/First Trust Energy Sector Division, the JNL/First Trust Leading Brands Sector Division, and the JNL/First Trust Communications Sector Division had not commenced operations as of December 31, 2000.


Prior to May 1, 1997, the corresponding series to the PPM America/JNL Balanced Division was sub-advised by Phoenix Investment Counsel, Inc., the corresponding series to the JNL/Putnam Growth Series was sub-advised by Phoenix Investment Counsel, Inc., and the corresponding series to the JNL/Putnam Value Equity Series was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the corresponding series to the JNL/Putnam International Equity Division was the T. Rowe Price/JNL International Equity Investment Division and the corresponding series was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series has been in existence for longer than the investment division, the non-standardized total return quotations will show the investment performance the investment division would have achieved (reduced by the applicable charges) had it been invested in the series for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and its corresponding series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.

Jackson National NY may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified 30-day period. Because this yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                                [OBJECT OMITTED]

Where:

a = net investment income earned during the period by the Series attributable to shares owned by the investment division.
b = expenses for the investment division accrued for the period (net of reimbursements).
c = the average daily number of accumulation units outstanding during the period.
d = the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.


The yield for the 30-day period ended December 31, 2000 for each of the referenced investment divisions is as follows:

PPM America/JNL Balanced Series                                  1.72%
PPM America/JNL High Yield Bond Series                           7.29%
Salomon Brothers/JNL Global Bond Series                          5.99%
Salomon Brothers/JNL U.S. Government & Quality Bond Series       4.50%


Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding series. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.


Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money Market Division's yield and effective yield for the seven day period ended December 31, 2000 were 4.55% and 4.65%, respectively.


The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information


NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the contract). For certain types of tax-qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Withholding Tax on Distributions

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable contracts. These Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of a segregated asset account will cause the contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue was Revenue Procedure 99-44 which announced that, notwithstanding the terms of Revenue Ruling 81-225, the IRS would not seek to apply the principles of that Ruling to non-qualified contracts.

The amount of owner control which may be exercised under the contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a contract may have tax consequences. Any assignment or pledge of a tax-qualified contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

Death Benefits

Any death benefits paid under the Contact are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified contract will vary based on the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified contracts, (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an individual retirement annuity made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Tax-Qualified Plans

The contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless Jackson National specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

A tax-qualified contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are generally descriptions of the types of tax-qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's taxable income. These IRA and annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA annuities contributions, including Roth IRA annuities and non-Roth IRA annuities.

        Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuities. The 10% penalty tax and the regular IRA annuities exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

        Amounts may be rolled over from one Roth IRA annuities to another Roth IRA annuities. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuities to Roth IRA annuities, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuities being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from Roth IRA annuities to another Roth IRA annuities.

         (d) Pension and Profit-Sharing Plans

         Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

        Under Code provisions, employees and independent contracts performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provided for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

        All of the assets and income of an eligible deferred compensation plan established by governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

        In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participation employee:

                o attains age 70 1/2,
                o separates from service,
                o dies, or
                o suffers an unforeseeable financial emergency as defined
                  in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.


Net Investment Factor


The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:


         (a) is the net result of:

              (1) the net asset value of a series share held in the investment division determined as of the valuation date at the end of the valuation period, plus

              (2) the per share amount of any dividend or other distribution declared by the series if the "ex-dividend" date occurs during the valuation period, plus or minus

              (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National NY during the valuation period which are determined by Jackson National NY to be attributable to the operation of the investment division
                 (no federal income taxes are applicable under present law);

         (b) is the net asset value of the series share held in the investment division determined as of the valuation date at the end of the preceding valuation period; and

             is the asset charge factor determined by Jackson National NY for the valuation period to reflect the asset based charges (the mortality and expense risks), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                       [This page intentional left blank]

                         Jackson National Life Insurance
                               Company of New York



                               [GRAPHIC OMITTED]














                              Financial Statements


                                December 31, 2000

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheet of Jackson National Life Insurance Company of New York as of December 31, 2000 and 1999 and the related statements of income, stockholder's equity and comprehensive income, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of income, stockholder's equity and comprehensive income, and cash flows of Jackson National Life Insurance Company of New York as of December 31, 1998, were audited by other auditors whose report thereon dated February 19, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.








February 2, 2001

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements


Balance Sheet


                                                                                        December 31,
Assets                                                                           2000                 1999
                                                                          -------------------   ------------------
   Investments:
     Cash and short-term investments                                          $ 27,636,100         $ 14,643,874
     Fixed maturities, available for sale, at market value (amortized
         cost: 2000, $190,256,603; 1999, $68,805,183)                          194,254,921           67,908,242
                                                                          -------------------   ------------------
         Total investments                                                     221,891,021           82,552,116

   Accrued investment income                                                     3,599,336            1,149,063
   Deferred acquisition costs                                                   22,895,570           10,508,000
   Furniture and equipment                                                         179,354              233,998
   State tax recoverable                                                                 -               45,000
   Receivable from parent                                                           42,412                    -
   Reinsurance recoverable                                                         437,564              138,176
   Other assets                                                                    575,482              155,539
   Variable annuity assets                                                     140,119,281           77,023,997
                                                                          -------------------   ------------------

         Total assets                                                         $389,740,020         $171,805,889
                                                                          ===================   ==================


Liabilities and Stockholder's Equity
     Liabilities
     Policy reserves and liabilities
          Reserves for future policy benefits                                  $   407,716           $  121,256
          Deposits on investment contracts                                     192,876,460           75,110,492
     General expenses payable                                                      233,891              125,238
     Payable to parent                                                                   -            1,098,264
     Securities lending payable                                                 17,000,000                    -
     Deferred income taxes                                                       3,319,693            (509,170)
     Other liabilities                                                           3,147,490            2,301,472
     Variable annuity liabilities                                              140,119,281           77,023,997
                                                                          -------------------   ------------------

         Total liabilities                                                     357,104,531          155,271,549
                                                                          -------------------   ------------------

Stockholder's Equity
     Capital stock, $1,000 par value; 2,000 shares
         authorized, issued and outstanding                                      2,000,000            2,000,000
     Additional paid-in capital                                                 31,000,000           16,000,000
     Accumulated other comprehensive income (loss)                               1,520,927             (436,762)
     Retained earnings (deficit)                                                (1,885,438)          (1,028,898)
                                                                          -------------------   ------------------

     Total stockholder's equity                                                 32,635,489           16,534,340
                                                                          -------------------
                                                                                                ------------------

         Total liabilities and stockholder's equity                           $389,740,020         $171,805,889
                                                                          ===================   ==================

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements

Income Statement


                                                                           Years Ended December 31,
                                                                 2000                 1999                 1998
                                                           ------------------   ------------------   ------------------
Revenues
   Premiums                                                    $   66,831           $   13,874            $   2,275

   Net investment income                                       11,357,097            1,536,382              582,397

   Net realized investment gains (losses)                        (575,659)                   -               70,414

   Fee income:
      Mortality charges                                            31,699                1,151                    -
      Expense charges                                              50,777                2,054                    -
      Surrender charges                                           198,773               62,034                    -
      Variable annuity fees                                     1,770,851              364,384                   90
                                                           ------------------   ------------------   ------------------
   Total fee income                                             2,052,100              429,623                   90

   Other income                                                   221,170              190,575                7,686
                                                           ------------------   ------------------   ------------------

      Total revenues                                            13,121,539            2,170,454              662,862
                                                           ------------------   ------------------   ------------------

Benefits and Expenses
   Death benefits                                                   50,000                    -                    -
   Interest credited on deposit liabilities                     10,260,176            1,261,745               14,059
   Increase (decrease) in reserves, net of
        reinsurance recoverables                                  (41,974)               11,379                  747
   Other policyholder benefits                                       6,299                  290                    -
   Commissions                                                  15,538,783            9,226,887               52,601
   General and administrative expenses                           2,274,318            2,967,040            1,534,101
   Taxes, licenses and fees                                        622,677              193,918             (31,137)
   Deferral of policy acquisition costs                       (17,134,000)         (10,372,000)            (110,000)
   Amortization of acquisition costs:
     Attributable to operations                                  3,035,698              196,000             (18,124)
     Attributable to net realized investment
        gains (losses)                                           (172,698)                    -               21,124
                                                           ------------------   ------------------   ------------------

     Total benefits and expenses                                14,439,279            3,485,259            1,463,371
                                                           ------------------   ------------------   ------------------

     Pretax loss                                               (1,317,740)          (1,314,805)            (800,509)

   Income tax benefit                                            (461,200)            (460,200)            (280,200)
                                                           ------------------   ------------------
                                                                                                     ------------------

      Net loss                                                $  (856,540)         $  (854,605)         $  (520,309)
                                                           ==================   ==================   ==================


              See accompanying notes to the financial statements.

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements


Statement of Stockholder's Equity and Comprehensive Income




                                                                              Years Ended December 31,
                                                                   2000                 1999                1998
                                                              -----------------   ------------------  -------------------

Capital  stock
Beginning and end of year                                        $ 2,000,000         $  2,000,000         $  2,000,000
                                                              -----------------   ------------------  -------------------

Additional paid-in capital
Beginning of year                                                 16,000,000            6,000,000            6,000,000
   Capital contribution                                           15,000,000           10,000,000                    -
                                                              -----------------
                                                                                  ------------------  -------------------
End of year                                                       31,000,000           16,000,000            6,000,000
                                                              -----------------   ------------------  -------------------

Accumulated other comprehensive income (loss)
Beginning of year                                                  (436,762)                9,502               65,881
   Net unrealized gain (loss) on investments,
     net of tax of $1,054,185 in 2000, $(240,296) in 1999,
      and $(30,357) in 1998                                        1,957,689            (446,264)             (56,379)
                                                              -----------------   ------------------  -------------------
End of year                                                        1,520,927            (436,762)                9,502
                                                              -----------------   ------------------  -------------------

Retained earnings (deficit)
Beginning of year                                                (1,028,898)            (174,293)              346,016
   Net loss                                                        (856,540)            (854,605)            (520,309)
                                                              -----------------
                                                                                  ------------------  -------------------
End of year                                                      (1,885,438)          (1,028,898)            (174,293)
                                                              -----------------   ------------------  -------------------

Total stockholder's equity                                       $32,635,489         $ 16,534,340         $  7,835,209
                                                              =================   ==================  ===================



                                                                             Years Ended December 31,
                                                                   2000                 1999                1998
                                                             ------------------   ------------------  -------------------
Comprehensive Income (loss)
Net loss                                                         $  (856,540)         $  (854,605)         $  (520,309)
   Net unrealized holding gains (losses) arising during
     the period, net of tax of $993,512 in 2000,
      $(240,296) in 1999, and $(12,076) in 1998                     1,845,010            (446,264)             (22,429)
   Reclassification adjustment for gains (losses) included
      in net income, net of tax of $60,673 in 2000 and
      $(18,281) in 1998                                               112,679                    -             (33,950)
                                                             ------------------   ------------------  -------------------

Comprehensive income (loss)                                      $  1,101,149        $ (1,300,869)         $  (576,688)
                                                             ==================   ==================  ===================


              See accompanying notes to the financial statements.

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements


Statement of Cash Flows



                                                                              Years Ended December 31,
                                                                  2000                 1999                  1998
                                                            ------------------   -------------------   -------------------
Cash flows from operating activities:
      Net loss                                                 $  (856,540)          $  (854,605)          $  (520,309)
      Adjustments to reconcile net loss to net cash
        provided by (used in) operating activities:
             Net realized investment (gains) losses                 575,659                    -               (70,414)
             Interest credited on deposit liabilities            10,260,176             1,261,745                14,059
             Amortization of (discount) and premium
               on investments                                     (355,203)              (25,921)                 2,374
             Other charges                                        (281,249)              (65,239)                    -
             Change in:
               Deferred income taxes                              2,774,800             (160,200)             (113,791)
               Accrued investment income                        (2,450,273)           (1,071,128)               (8,944)
               Deferred acquisition costs                      (14,271,000)          (10,176,000)             (107,000)
               Federal income taxes recoverable                           -              174,802              (166,409)
               Other assets and liabilities, net                 16,305,047            3,248,314              (242,520)
                                                            ------------------   -------------------   -------------------
      Net cash provided by (used in) operating activities        11,701,417           (7,668,232)           (1,212,954)
                                                            ------------------   -------------------   -------------------

Cash flows from investing activities:
      Sales and maturities of:
             Fixed maturities available for sale                 24,203,072             1,642,676             7,302,300
      Purchases of:
             Fixed maturities available for sale              (145,874,948)          (64,458,803)           (4,954,688)
                                                            ------------------   -------------------   -------------------
      Net cash (used in) provided by investing activities     (121,671,876)          (62,816,127)             2,347,612
                                                            ------------------   -------------------   -------------------

Cash  flows from financing activities: Policyholder's account balances:
             Deposits                                           211,361,440           137,196,675               802,091
             Withdrawals                                       (11,539,319)           (2,476,840)               (9,811)
             Net transfers to separate accounts                (91,859,436)          (61,511,926)             (100,500)
      Capital contribution from Parent                           15,000,000            10,000,000                     -
                                                            ------------------   -------------------   -------------------
     Net cash provided by financing activities                  122,962,685            83,207,909               691,780
                                                            ------------------   -------------------   -------------------
     Net increase in cash and short-term
       investments                                               12,992,226            12,723,550             1,826,438

Cash and short-term investments, beginning of period             14,643,874             1,920,324                93,886
                                                            ------------------   -------------------   -------------------
Cash and short-term investments, end of period                 $ 27,636,100           $14,643,874           $ 1,920,324
                                                            ==================   ===================   ===================


              See accompanying notes to the financial statements.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

1.   Nature of Operations

Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products, including immediate and deferred annuities, guaranteed investment contracts, variable annuities, and individual life insurance products in the states of New York, Delaware and Michigan. Product sales commenced in the second quarter of 1998.

 2.  Summary of Significant Accounting Policies

     Basis of Presentation
     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     Comprehensive Income
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains and losses on securities.

     Investments
     Cash and short-term investments, which primarily include commercial paper and money market instruments are carried at cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds and mortgage-backed securities. All fixed maturities are considered available for sale and are carried at fair value. Debt securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     Deferred Acquisition Costs
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $1,658,430 and increased by $225,000 at December 31, 2000 and 1999, respectively, to reflect this change.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------
2.       Summary of Significant Accounting Policies (continued)

     Federal Income Taxes
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     The Company files a consolidated federal income tax return with Jackson National Life Insurance Company and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     Policy Reserves and Liabilities
     Reserves for future policy benefits:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 8.0%. Lapse and expense assumptions are based on the Parent's experience.

     Deposits on investment contracts:
     For the company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred and variable annuity contracts, the reserve is the policyholder's account value.

     Variable Annuity Assets and Liabilities
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $140.1 million and $77.0 million at December 31, 2000 and 1999, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statement.

     Revenue and Expense Recognition
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

 3.  Fair Value of Financial Instruments

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and Short-Term Investments:
     Carrying value is considered to be a reasonable estimate of fair value.

     Fixed Maturities:
     Fair values are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

3.       Fair Value of Financial Instruments (continued)

     Variable Annuity Assets:
     Variable annuity assets are carried at the market value of the underlying securities.

     Annuity Reserves:
     Fair values for immediate annuities, without mortality features, are derived by discounting the estimated cash flows using current interest rates with similar maturities. Fair values for deferred annuities are based on surrender value. The carrying value and fair value of such annuities approximated $191.0 million and $181.2 million, respectively, at December 31, 2000 and $75.0 million and $71.4 million, respectively, at December 31, 1999.

     Variable Annuity Liabilities:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed interest rates. The fair value approximated $133.2 million and $72.5 million at December 31, 2000 and 1999, respectively.

 4.  Investments

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     Fixed Maturities
     The following table sets forth fixed maturity investments at December 31, 2000, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2000, investments rated by the Company's investment advisor totaled $1.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Class 4 through 6 in B and below.

                                                               Percent of Total
                  Investment Rating                                 Assets
                                                           ---------------------
                  AAA                                                3.3%
                  AA                                                 0.4
                  A                                                 13.4
                  BBB                                               30.9
                                                           ---------------------
                  Investment grade                                  48.0
                  BB                                                 1.9
                                                           ---------------------
                  Below investment grade                             1.9
                                                           ---------------------
                     Total fixed maturities                          49.9
                                                           ---------------------
                  Other assets                                      50.1
                                                           ---------------------
                      Total assets                                 100.0%
                                                           =====================

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and estimated fair value of fixed maturities are as follows:

                                                                  Gross             Gross          Estimated
                                              Amortized        Unrealized        Unrealized          Fair
        December 31, 2000                        Cost             Gains            Losses            Value
        --------------------------------    ---------------  ----------------  ---------------- ----------------
        U.S. Treasury securities              $ 1,002,493         $   2,817          $      -      $ 1,005,310
        Public utilities                        9,281,959           280,391                 -        9,562,350
        Corporate securities                  168,404,647         4,577,098         1,124,699      171,857,046
        Mortgage-backed securities             11,567,504           262,711                 -       11,830,215
                                            ---------------  ----------------  ---------------- ----------------
        Total                                $190,256,603       $ 5,123,017       $ 1,124,699     $194,254,921
                                            ===============  ================  ================ ================



                                                                   Gross            Gross           Estimated
                                               Amortized        Unrealized        Unrealized          Fair
        December 31, 1999                        Cost              Gains            Losses            Value
        ---------------------------------   --------------   ----------------  ---------------- ----------------
        U.S. Treasury securities              $ 5,969,089          $      -        $  325,339      $ 5,643,750
        Public utilities                        3,412,842                 -            62,692        3,350,150
        Corporate securities                   52,281,180            18,291           481,250       51,818,221
        Mortgage-backed securities              7,142,072                 -            45,951        7,096,121
                                            ---------------  ----------------  ---------------- ----------------
        Total                                 $68,805,183        $   18,291        $  915,232      $67,908,242
                                            ===============  ================  ================ ================

The amortized cost and estimated fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

                                                                            Amortized              Estimated
                                                                               Cost                Fair Value
                                                                       ---------------------  ---------------------
     Due in 1 year or less                                                   $   1,002,493          $   1,005,310
     Due after 1 year through 5 years                                          103,898,017            105,584,489
     Due after 5 years through 10 years                                         73,788,589             75,834,907
     Mortgage-backed securities                                                 11,567,504             11,830,215
                                                                       ---------------------  ---------------------
        Total                                                               $  190,256,603         $  194,254,921
                                                                       =====================  =====================


     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect payments to date and anticipated future payments. Resulting adjustments to carrying values are included in investment income.

     Fixed maturities with a carrying value of $804,240 and $500,000 were on deposit with the State of New York at December 31, 2000 and 1999, respectively, as required by state insurance law.

     Securities Lending
     The Company entered into a securities lending agreement in 2000 with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2000, the estimated fair value of loaned securities was $16.6 million. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $17.0 million at December 31, 2000 was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

5.   Investment Income and Realized Gains and Losses

     All investment income for 2000, 1999 and 1998 related to interest income on short-term investments and fixed maturity securities. Investment expenses totaled $58,391, $36,915, and $15,338 in 2000, 1999 and 1998, respectively.
     Net realized investment losses in 2000 totaled $575,659. No realized investment gains or losses were recognized in 1999. There were $70,414 in realized investment gains in 1998.

6.   Reinsurance

     The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $100,000. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums and other considerations is as follows:

                                           Year ended December 31,
                                          2000                 1999
    Direct Premiums                       $  467,229           $  216,094
    Ceded                                    400,398              202,220
                                    ----------------     ----------------
          Net premiums                    $   66,831            $  13,874
                                    ================     ================

     Components of the reinsurance recoverable asset are as follows:

                                                December 31,
                                         2000                 1999
                                    ----------------     ----------------
     Ceded reserves                       $  425,265           $  109,130
     Ceded - other                            12,299               29,046
                                    ----------------     ----------------
            Total                        $  437,564           $  138,176
                                    ================     ================

7.   Federal Income Taxes

     The components of the provision for federal income taxes are as follows:

                                                                          Year ended December 31,
                                                               2000                 1999                1998
                                                         -----------------    -----------------    ----------------

     Current tax benefit                                      $(3,236,000)          $ (300,000)         $ (166,409)
     Deferred tax expense (benefit)                              2,774,800            (160,200)           (113,791)
                                                         -----------------    -----------------    ----------------

     Provision for income taxes                               $ (461,200)          $ (460,200)         $ (280,200)
                                                         =================    =================    ================

     The provisions for 2000, 1999 and 1998 differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $1,718,428 and $474,802 were recovered from JNL in 2000 and 1999, respectively. There were no federal income taxes paid in 1998.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

  7. Federal Income Taxes (continued)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows:

                                                                                           December 31,
                                                                                     2000                1999
                                                                                ----------------    ----------------
         Gross deferred tax asset
         Policy reserves and other insurance items                                  $5,222,643         $ 3,353,556
         Net unrealized losses on available for sale securities                              -             313,950
         Other, net                                                                          -              11,143
                                                                                ----------------    ----------------
         Total deferred tax asset                                                    5,222,643           3,678,649
                                                                                ----------------    ----------------

         Gross deferred tax liability
         Deferred acquisition costs                                                (6,749,893)         (3,169,479)
         Net unrealized gains on available for sale securities                     (1,399,300)                   -
         Other, net                                                                  (393,143)                   -
                                                                                ----------------    ----------------
         Total deferred tax liability                                              (8,542,336)         (3,169,479)
                                                                                ----------------    ----------------

         Net deferred tax asset (liability)                                       $ (3,319,693)         $ 509,170
                                                                                ================    ================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

8.   Contingencies

     The Company is involved in no litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   Stockholder's Equity

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2000, 1999 or 1998.

     Statutory capital and surplus of the Company was $20,456,868 and $12,182,135 at December 31, 2000 and 1999, respectively. Statutory net loss of the Company was $5,995,914, $5,061,575 and $599,045 in 2000, 1999 and
     1998, respectively.

     For life insurance companies, regulatory risk-based capital rules require a specified level of capital depending on the types and quality of
     investments   held,  the  types  of  business  written  and  the  types  of liabilities maintained. Depending on the ratio of an insurer's adjusted surplus to its risk-based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. JNL/NY has risk-based capital ratios for 2000 and 1999 that are significantly above the regulatory action levels.

     Effective January 1, 2001, the NAIC's Accounting Practices and Procedures manual, which reflects the codification of Statutory Accounting Principles, will be the primary guidance on statutory accounting. The Company is in the process of estimating the potential effect of the revised guidance and does not believe it to be material.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------


10.  Lease Obligation

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $109,610, $108,480 and $108,480 in 2000, 1999 and 1998, respectively. The future lease obligations at December 31, 2000 relating to this lease are as follows:

                   2001                    $ 111,192
                   2002                      112,096
                   2003                      116,616
                   2004                      117,520
                   Thereafter                345,780
                                         ------------
                   Total                   $ 803,204
                                         ============

11.  Related Party Transactions

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $56,558 and $10,450 to PPM for investment advisory services during 2000 and 1999, respectively.

The Company has a service agreement with its parent, JNL, under which JNL provides certain administrative services. Administrative fees were $801,145 and $450,536 during 2000 and 1999, respectively.

                           JNLNY Separate Account - I





                                [GRAPHIC OMITTED]














                              Financial Statements



                                December 31, 2000

                          INDEPENDENT AUDITORS' REPORT



To Jackson National Life Insurance Company of New York and
       Contract Owners of JNLNY Separate Account - I


We have audited the accompanying statement of assets and liabilities of each of the twenty-six portfolios comprising JNLNY Separate Account - I, including the schedule of investments as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2000 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the twenty-six portfolios comprising JNLNY Separate Account - I as of December 31, 2000 and the results of its operations and changes in net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG, LLP


February 2, 2001

                           JNLNY Separate Account - I

                       Statement of Assets and Liabilities
                                December 31, 2000

                                                                                 Portfolios
                                     ------------------------------------------------------------------------



                                                                    JNL/Eagle     JNL/Eagle      JNL/Janus
                                       JNL/Alger    JNL/Alliance      Core         SmallCap     Aggressive
                                        Growth         Growth        Equity         Equity        Growth
                                     -------------- ------------- -------------- ------------- --------------

Assets:

   Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments)    $ 11,754,752   $    870,036  $  1,622,009   $  1,813,571  $ 23,447,284
   Due from Jackson National Life
    Insurance Company of New York           5,898          5,898        16,932              -        50,488
   Receivable for investments sold          2,896             33           130             69         1,280
                                     -------------- ------------- -------------- ------------- --------------
     Total Assets                      11,763,546        875,967     1,639,071      1,813,640    23,499,052


Liabilities:

   Payable for investments purchased        5,898          5,898        16,932              -        50,488
   Due to Jackson National Life
    Insurance Company of New York           2,896             33           130             69         1,280
                                     -------------- ------------- -------------- ------------- --------------
     Total Liabilities                      8,794          5,931        17,062             69        51,768
                                     -------------- ------------- -------------- ------------- --------------


Net Assets                           $ 11,754,752   $    870,036  $  1,622,009   $  1,813,571  $ 23,447,284
                                     ============== ============= ============== ============= ==============

Total Net Assets Represented by:
   Number of units outstanding            971,767        111,099       138,938        172,564     1,779,698
                                     ============== ============= ============== ============= ==============
   Unit value (net assets divided by
    units outstanding)               $      12.10   $      7.83   $      11.67   $      10.51  $      13.17
                                     ============== ============= ============== ============= ==============

                                     ----------------------------



                                                     JNL/Janus
                                       JNL/Janus      Capital
                                       Balanced        Growth
                                     -------------- -------------

Assets:

   Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments)    $  1,308,804   $ 21,951,683
   Due from Jackson National Life
    Insurance Company of New York           1,078         50,111
   Receivable for investments sold             50          2,015
                                     -------------- -------------
     Total Assets                       1,309,932     22,003,809


Liabilities:

   Payable for investments purchased        1,078         50,111
   Due to Jackson National Life
    Insurance Company of New York              50          2,015
                                     -------------- -------------
     Total Liabilities                      1,128         52,126
                                     -------------- -------------


Net Assets                           $  1,308,804   $ 21,951,683
                                     ============== =============

Total Net Assets Represented by:
   Number of units outstanding            129,621      1,361,578
                                     ============== =============
   Unit value (net assets divided by
    units outstanding)               $      10.10   $      16.12
                                     ============== =============

                See accompanying notes to financial statements.


                                     ------------------------------------------------------------------------



                                       JNL/Janus                   JNL/Putnam     JNL/Putnam    JNL/Putnam
                                        Global       JNL/Putnam   International     Midcap         Value
                                       Equities        Growth        Equity         Growth        Equity
                                     -------------- ------------- -------------- ------------- --------------

Assets:

   Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments)    $ 14,423,981   $  7,800,664  $  2,988,504   $    555,784  $  7,725,548
   Due from Jackson National Life
    Insurance Company of New York             901            320             -              -         5,280
   Receivable for investments sold         28,773          3,321           132             21         1,145
                                     -------------- ------------- -------------- ------------- --------------
     Total Assets                      14,453,655      7,804,305     2,988,636        555,805     7,731,973


Liabilities:

   Payable for investments purchased          901            320             -              -         5,280
   Due to Jackson National Life
    Insurance Company of New York          28,773          3,321           132             21         1,145
                                     -------------- ------------- -------------- ------------- --------------
     Total Liabilities                     29,674          3,641           132             21         6,425
                                     -------------- ------------- -------------- ------------- --------------


Net Assets                           $ 14,423,981   $  7,800,664  $  2,988,504   $    555,784  $  7,725,548
                                     ============== ============= ============== ============= ==============

Total Net Assets Represented by:
   Number of units outstanding          1,039,823        695,321       266,204         54,727       751,954
                                     ============== ============= ============== ============= ==============
   Unit value (net assets divided by
    units outstanding)               $      13.87   $      11.22  $      11.23   $      10.16  $      10.27
                                     ============== ============= ============== ============= ==============



                                     ---------------------------------------------------------


                                                         PPM           PPM
                                          PPM        America/JNL   America/JNL     Salomon
                                      America/JNL    High Yield       Money      Brothers/JNL
                                       Balanced         Bond         Market      Global Bond
                                     -------------- ------------- -------------- -------------

Assets:

   Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments)    $  3,080,439   $  2,178,819  $  4,209,438   $    873,946
   Due from Jackson National Life
    Insurance Company of New York          12,572              -             -              -
   Receivable for investments sold            575            170       111,423             33
                                     -------------- ------------- -------------- -------------
     Total Assets                       3,093,586      2,178,989     4,320,861        873,979


Liabilities:

   Payable for investments purchased       12,572              -             -              -
   Due to Jackson National Life
    Insurance Company of New York             575            170       111,423             33
                                     -------------- ------------- -------------- -------------
     Total Liabilities                     13,147            170       111,423             33
                                     -------------- ------------- -------------- -------------


Net Assets                           $  3,080,439   $  2,178,819  $  4,209,438   $    873,946
                                     ============== ============= ============== =============

Total Net Assets Represented by:
   Number of units outstanding            292,695        234,345       390,287         81,785
                                     ============== ============= ============== =============
   Unit value (net assets divided by
    units outstanding)               $      10.52   $      9.30   $      10.79   $      10.69
                                     ============== ============= ============== =============

                See accompanying notes to financial statements.

                          JNLNY Separate Account - I

                                December 31, 2000

                                                                            Portfolios
                                     -----------------------------------------------------------------------------------------


                                         Salomon          T. Rowe       T. Rowe
                                       Brothers/JNL      Price/JNL     Price/JNL      T. Rowe        JNL/S&P       JNL/S&P
                                     U.S. Government    Established     Mid-Cap      Price/JNL    Conservative     Moderate
                                      & Quality Bond      Growth        Growth         Value        Growth I       Growth I
                                     ----------------- ------------- -------------- ------------- -------------- -------------

Assets:

   Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments)    $     2,882,547   $  5,731,857  $  6,525,187   $    394,618  $  2,772,396   $  4,152,773
   Due from Jackson National Life
    Insurance Company of New York              1,000         11,795        13,906         65,411         6,250         12,142
   Receivable for investments sold               110            219           708             13           300            158
                                     ----------------- ------------- -------------- ------------- -------------- -------------
     Total Assets                          2,883,657      5,743,871     6,539,801        460,042     2,778,946      4,165,073


Liabilities:

   Payable for investments purchased           1,000         11,795        13,906         65,411         6,250         12,142
   Due to Jackson National Life
    Insurance Company of New York                110            219           708             13           300            158
                                     ----------------- ------------- -------------- ------------- -------------- -------------
     Total Liabilities                         1,110         12,014        14,614         65,424         6,550         12,300
                                     ----------------- ------------- -------------- ------------- -------------- -------------


Net Assets                           $     2,882,547   $  5,731,857  $  6,525,187   $    394,618  $  2,772,396   $  4,152,773
                                     ================= ============= ============== ============= ============== =============

Total Net Assets Represented by:
   Number of units outstanding               270,579        466,612       476,086         35,883       259,894        374,272
                                     ================= ============= ============== ============= ============== =============
   Unit value (net assets divided by
    units outstanding)               $         10.65   $      12.28  $      13.71   $      11.00  4      10.67   $      11.10
                                     ================= ============= ============== ============= ============== =============


                See accompanying notes to financial statements.


                                     ---------------------------------------------------------


                                                       JNL/S&P                     JNL/S&P
                                        JNL/S&P         Very         JNL/S&P        Equity
                                      Aggressive     Aggressive      Equity       Aggressive
                                       Growth I       Growth I      Growth I       Growth I
                                     -------------- -------------- ------------- -------------
Assets:

   Investments in JNL Series Trust,
    at market value                  $  4,320,745   $  1,012,623   $ 3,927,233   $  1,393,887
   Due from Jackson National Life
    Insurance Company of New York          11,795          3,761             -          5,898
   Receivable for investments sold            165             39           156             53
                                     -------------- -------------- ------------- -------------
     Total Assets                       4,332,705      1,016,423     3,927,389      1,399,838


Liabilities:

   Payable for investments purchased       11,795          3,761             -          5,898
   Due to Jackson National Life
    Insurance Company of New York             165             39           156             53
                                     -------------- -------------- ------------- -------------
     Total Liabilities                     11,960          3,800           156          5,951
                                     -------------- -------------- ------------- -------------


Net Assets                           $  4,320,745   $  1,012,623   $ 3,927,233   $  1,393,887
                                     ============== ============== ============= =============
Total Net Assets Represented by:
   Number of units outstanding            399,096         96,855       350,150        124,653
                                     ============== ============== ============= =============
   Unit value (net assets divided by
    units outstanding)               $      10.83   $      10.46   $     11.22   $      11.18
                                     ============== ============== ============= =============

                See accompanying notes to financial statements.

                          JNLNY Separate Account - I

                             Statement of Operations
                      For the year ended December 31, 2000

                                                                    Portfolios
                                       ------------------------------------------------------------------------



                                                                      JNL/Eagle     JNL/Eagle     JNL/Janus
                                         JNL/Alger    JNL/Alliance      Core        SmallCap      Aggressive
                                          Growth        Growth*        Equity        Equity         Growth
                                       -------------- ------------- ------------- -------------- -------------

Net realized gain (loss) from sales
   of investments:

   Proceeds from sales                 $  3,941,599   $    171,620  $    332,904  $    406,457   $  5,368,029
   Cost of investments sold               3,476,364        196,376       304,338       397,406      4,468,480
                                       -------------- ------------- ------------- -------------- -------------
   Net realized gain (loss) from
    sales of investments                    465,235        (24,756)       28,566         9,051        899,549


Change in net unrealized gain (loss)
 on investments:

   Unrealized gain (loss) beginning
     of period                            1,225,259              -        95,424       113,145      4,269,576
   Unrealized gain (loss) end of
     period                              (1,125,660)      (177,630)       61,486      (168,002)    (3,147,270)
                                       -------------- ------------- ------------- -------------- -------------
   Change in net unrealized gain
    (loss) on investments                (2,350,919)      (177,630)      (33,938)     (281,147)    (7,416,846)
                                       -------------- ------------- ------------- -------------- -------------


Net gain (loss) on investments           (1,885,684)      (202,386)       (5,372)     (272,096)    (6,517,297)


Expenses:

   Administrative charge                     16,605            534         2,085         2,383         34,907
   Mortality and expense risk charge        138,371          4,451        17,378        19,855        290,888
                                       -------------- ------------- ------------- -------------- -------------

    Total expenses                          154,976          4,985        19,463        22,238        325,795
                                       -------------- ------------- ------------- -------------- -------------

Increase (decrease) in net assets
   resulting from operations           $ (2,040,660)  $   (207,371) $    (24,835) $   (294,334)  $ (6,843,092)
                                       ============== ============= ============= ============== =============

                                       ----------------------------



                                                       JNL/Janus
                                         JNL/Janus      Capital
                                         Balanced*       Growth
                                       -------------- -------------

Net realized gain (loss) from sales
   of investments:

   Proceeds from sales                 $    171,002   $  6,511,187
   Cost of investments sold                 172,464      5,244,360
                                       -------------- -------------
   Net realized gain (loss) from
    sales of investments                     (1,462)     1,266,827


Change in net unrealized gain (loss)
  on investments:

   Unrealized gain (loss) beginning
     of period                                    -      5,509,435
   Unrealized gain (loss) end of
     period                                 (12,346)    (7,220,342)
                                       -------------- -------------
   Change in net unrealized gain
    (loss) on investments                   (12,346)   (12,729,777)
                                       -------------- -------------


Net gain (loss) on investments              (13,808)   (11,462,950)


Expenses:

   Administrative charge                        834         36,877
   Mortality and expense risk charge          6,947        307,309
                                       -------------- -------------

    Total expenses                            7,781        344,186
                                       -------------- -------------

Increase (decrease) in net assets
   resulting from operations           $    (21,589)  $(11,807,136)
                                       ============== =============


--------------------------------------
 * Period from May 1, 2000 (commencement of operations).

                See accompanying notes to financial statements.


                                       -------------------------------------------------------------------------



                                         JNL/Janus                   JNL/Putnam     JNL/Putnam    JNL/Putnam
                                          Global       JNL/Putnam   International     Midcap         Value
                                         Equities        Growth        Equity         Growth        Equity
                                       -------------- ------------- -------------- ------------- --------------

Net realized gain (loss) from sales
   of investments:

   Proceeds from sales                 $  3,213,171   $  1,330,106  $  1,441,226   $     15,838  $  2,115,330
   Cost of investments sold               3,029,814      1,226,207     1,376,366         15,892     2,212,245
                                       -------------- ------------- -------------- ------------- --------------
   Net realized gain (loss) from
    sales of investments                    183,357        103,899        64,860            (54)      (96,915)


Change in net unrealized gain (loss)
  on investments:

   Unrealized gain (loss) beginning
     of period                            1,260,427      1,002,641       265,461              -      (276,222)
   Unrealized gain (loss) end of
     period                              (2,926,008)      (650,389)     (125,799)       (13,092)      358,570
                                       -------------- ------------- -------------- ------------- --------------
   Change in net unrealized gain
    (loss) on investments                (4,186,435)    (1,653,030)     (391,260)       (13,092)      634,792
                                       -------------- ------------- -------------- ------------- --------------


Net gain (loss) on investments           (4,003,078)    (1,549,131)     (326,400)       (13,146)      537,877


Expenses:

   Administrative charge                     20,214         11,172         3,224            222        10,007
   Mortality and expense risk charge        168,453         93,103        26,866          1,846        83,389
                                       -------------- ------------- -------------- ------------- --------------

    Total expenses                          188,667        104,275        30,090          2,068        93,396
                                       -------------- ------------- -------------- ------------- --------------

Increase (decrease) in net assets
   resulting from operations           $ (4,191,745)  $ (1,653,406) $   (356,490)  $   (15,214)  $    444,481
                                       ============== ============= ============== ============= ==============

                                       ----------------------------


                                                          PPM
                                           PPM        America/JNL
                                       America/JNL    High Yield
                                        Balanced         Bond
                                       ------------- --------------

Net realized gain (loss) from sales
   of investments:

   Proceeds from sales                 $   860,715   $    824,584
   Cost of investments sold                873,403        828,989
                                       ------------- --------------
   Net realized gain (loss) from
    sales of investments                   (12,688)        (4,405)


Change in net unrealized gain (loss)
  on investments:

   Unrealized gain (loss) beginning
     of period                             (34,756)         3,965
   Unrealized gain (loss) end of
     period                                228,670       (109,319)
                                       ------------- --------------
   Change in net unrealized gain
    (loss) on investments                  263,426       (113,284)
                                       ------------- --------------


Net gain (loss) on investments             250,738       (117,689)


Expenses:

   Administrative charge                     3,805          3,237
   Mortality and expense risk charge        31,705         26,973
                                       ------------- --------------

    Total expenses                          35,510         30,210
                                       ------------- --------------

Increase (decrease) in net assets
   resulting from operations           $   215,228   $  (147,899)
                                       ============= ==============


                See accompanying notes to financial statements.

                           JNLNY Separate Account - I

                      For the year ended December 31, 2000

                                                                              Portfolios
                                       -----------------------------------------------------------------------------------------


                                            PPM                         Salomon         T. Rowe        T. Rowe
                                        America/JNL     Salomon       Brothers/JNL     Price/JNL      Price/JNL      T. Rowe
                                           Money      Brothers/JNL  U.S. Government   Established      Mid-Cap      Price/JNL
                                          Market      Global Bond    & Quality Bond     Growth         Growth        Value*
                                       -------------- ------------- ---------------- -------------- ------------- --------------

Net realized gain from sales
   of investments:

   Proceeds from sales                 $  6,996,214   $    166,145  $       325,848  $    908,582   $    999,300  $     15,109
   Cost of investments sold               6,934,686        161,200          313,541       796,127        899,255        14,956
                                       -------------- ------------- ---------------- -------------- ------------- --------------
   Net realized gain from sales
    of investments                           61,528          4,945           12,307       112,455        100,045           153


Change in net unrealized gain (loss)
  on investments:

   Unrealized gain (loss) beginning
     of period                                8,210         10,419           (5,978)      442,034        308,059             -
   Unrealized gain (loss) end of
     period                                  73,544         58,027          238,383       226,920        452,128        24,321
                                       -------------- ------------- ---------------- -------------- ------------- --------------
   Change in net unrealized gain
    (loss) on investments                    65,334         47,608          244,361      (215,114)       144,069        24,321
                                       -------------- ------------- ---------------- -------------- ------------- --------------


Net gain (loss) on investments              126,862         52,553          256,668      (102,659)       244,114        24,474


Expenses:

   Administrative charge                      3,257          1,074            3,232         7,361          6,698            87
   Mortality and expense risk charge         27,140          8,948           26,932        61,339         55,816           723
                                       -------------- ------------- ---------------- -------------- ------------- --------------

    Total expenses                           30,397         10,022           30,164        68,700         62,514           810
                                       -------------- ------------- ---------------- -------------- ------------- --------------

Increase (decrease) in net assets
   resulting from operations           $     96,465   $     42,531  $       226,504  $   (171,359)  $    181,600  $     23,664
                                       ============== ============= ================ ============== ============= ==============

--------------------------------------
* Period from May 1, 2000 (commencement of operations).


                                       --------------------------------------------------------------------------------------
                                                                                     JNL/S&P                     JNL/S&P
                                          JNL/S&P        JNL/S&P       JNL/S&P         Very         JNL/S&P       Equity
                                       Conservative     Moderate     Aggressive     Aggressive      Equity      Aggressive
                                         Growth I       Growth I      Growth I       Growth I      Growth I      Growth I
                                       -------------- -------------- ------------- ------------- -------------- -------------

Net realized gain from sales
   of investments:

   Proceeds from sales                 $    515,223   $    406,162   $   156,249   $    119,614  $    435,332   $    504,516
   Cost of investments sold                 491,333        381,292       144,092        117,645       434,531       451,859
                                       -------------- -------------- ------------- ------------- -------------- -------------
   Net realized gain from sales
    of investments                           23,890         24,870        12,157          1,969           801        52,657


Change in net unrealized gain (loss)
  on investments:

   Unrealized gain (loss) beginning
     of period                              118,207        177,161       209,745         39,033       289,771       140,134
   Unrealized gain (loss) end of
     period                                  13,538        (84,846)     (269,936)      (173,431)     (396,266)     (204,212)
                                       -------------- -------------- ------------- ------------- -------------- -------------
   Change in net unrealized gain
    (loss) on investments                  (104,669)      (262,007)     (479,681)      (212,464)     (686,037)     (344,346)
                                       -------------- -------------- ------------- ------------- -------------- -------------


Net gain (loss) on investments              (80,779)      (237,137)     (467,524)      (210,495)     (685,236)     (291,689)


Expenses:

   Administrative charge                      3,199          4,084         4,854          1,172         4,957         1,737
   Mortality and expense risk charge         26,656         34,032        40,448          9,769        41,311        14,477
                                       -------------- -------------- ------------- ------------- -------------- -------------

    Total expenses                           29,855         38,116        45,302         10,941        46,268        16,214
                                       -------------- -------------- ------------- ------------- -------------- -------------

Increase (decrease) in net assets
   resulting from operations            $  (110,634)   $  (275,253)  $  (512,826)  $  (221,436)   $  (731,504)  $  (307,903)
                                       ============== ============== ============= ============= ============== =============

                See accompanying notes to financial statements.

                           JNLNY Separate Account - I

                       Statements of Changes in Net Assets


                                                                     Portfolios
                                        ------------------------------------------------------------------------
                                                                     JNL/Alliance           JNL/Eagle
                                             JNL/Alger Growth          Growth             Core Equity
                                        ---------------------------- ------------- ----------------------------
                                                                     Period from                  Period from
                                                                       May 1,                      March 22,
                                                Year ended            2000* to      Year ended     1999* to
                                               December 31,            December     December 31,    December
                                                                         31,                          31,
                                            2000          1999           2000          2000          1999
                                        ------------- -------------- ------------- -------------- -------------
Operations:

   Net realized gain (loss) from
   sales of investments                 $    465,235  $     22,080   $    (24,756) $     28,566   $      1,549
   Change in net unrealized gain
   (loss) on investments                  (2,350,919)    1,223,698       (177,630)      (33,938)        95,424
   Administrative charge                     (16,605)       (4,336)          (534)       (2,085)          (401)
   Mortality and expense risk charge        (138,371)      (36,131)        (4,451)      (17,378)        (3,340)
                                        ------------- -------------- ------------- -------------- -------------

Increase (decrease) in net assets
   resulting
   from operations                        (2,040,660)    1,205,311       (207,371)      (24,835)        93,232


Net deposits into
   Separate Account (Note 6)               5,476,826     7,074,470      1,077,407       796,911        756,701
                                        ------------- -------------- ------------- -------------- -------------

   Increase in net assets                  3,436,166     8,279,781        870,036       772,076        849,933


Net Assets:

   Beginning of period                     8,318,586        38,805              -       849,933              -
                                        ------------- -------------- ------------- -------------- -------------

   End of period                        $ 11,754,752  $  8,318,586   $    870,036  $  1,622,009   $    849,933
                                        ============= ============== ============= ============== =============


                                        ----------------------------
                                                JNL/Eagle
                                             SmallCap Equity
                                        ----------------------------
                                                      Period from
                                                       April 22,
                                         Year ended     1999* to
                                        December 31,  December 31,
                                            2000          1999
                                        -------------- --------------

Operations:

   Net realized gain (loss) from
   sales of investments                 $      9,051  $        714
   Change in net unrealized gain
   (loss) on investments                    (281,147)      113,145
   Administrative charge                      (2,383)         (385)
   Mortality and expense risk charge         (19,855)       (3,208)
                                        -------------- --------------

Increase (decrease) in net assets
   resulting
   from operations                          (294,334)      110,266


Net deposits into
   Separate Account (Note 6)               1,186,101       811,538
                                        -------------- --------------

   Increase in net assets                    891,767       921,804


Net Assets:

   Beginning of period                       921,804             -
                                        -------------- --------------

   End of period                        $  1,813,571   $   921,804
                                        ============== ==============

---------------------------------------
* Commencement of operations.

                See accompanying notes to financial statements.

                                        -----------------------------------------------------------------------


                                                 JNL/Janus            JNL/Janus             JNL/Janus
                                             Aggressive Growth         Balanced           Capital Growth


                                        ------------------------------------------- ---------------------------
                                                       Period from   Period from
                                                       January 29,      May 1,              Year ended
                                         Year ended      1999* to      2000* to            December 31,
                                        December 31,   December 31,  December 31,
                                            2000           1999          2000          2000           1999
                                        -------------- ---------------------------- ------------- -------------
Operations:

   Net realized gain (loss) from
   sales of investments                 $    899,549   $    131,050  $     (1,462)  $  1,266,827  $    196,050
   Change in net unrealized gain
   (loss) on investments                  (7,416,846)     4,269,576       (12,346)   (12,729,777)    5,509,011
   Administrative charge                     (34,907)        (7,097)         (834)       (36,877)       (6,494)
   Mortality and expense risk charge        (290,888)       (59,140)       (6,947)      (307,309)      (54,115)
                                        -------------- ------------- -------------- ------------- -------------

Increase (decrease) in net assets
   resulting
   from operations                        (6,843,092)     4,334,389       (21,589)   (11,807,136)    5,644,452


Net deposits into
   Separate Account (Note 6)              15,499,676     10,456,311     1,330,393     17,715,829    10,394,024
                                        -------------- ------------- -------------- ------------- -------------

   Increase in net assets                  8,656,584     14,790,700     1,308,804      5,908,693    16,038,476


Net Assets:

   Beginning of period                    14,790,700              -             -     16,042,990         4,514
                                        -------------- ------------- -------------- ------------- -------------

   End of period                        $ 23,447,284   $ 14,790,700  $  1,308,804   $ 21,951,683  $ 16,042,990
                                        ============== ============= ============== ============= =============

                                        ----------------------------- ---------------------------
                                                 JNL/Janus                   JNL/Putnam
                                              Global Equities                  Growth
                                        ----------------------------- ---------------------------
                                                Year ended                    Year ended
                                               December 31,                  December 31,
                                            2000           1999          2000           1999
                                        -------------- -------------- ------------- --------------
Operations:

   Net realized gain (loss) from
   sales of investments                 $    183,357   $     27,827   $    103,899  $     36,867
   Change in net unrealized gain
   (loss) on investments                  (4,186,435)     1,259,122     (1,653,030)    1,002,641
   Administrative charge                     (20,214)        (1,876)       (11,172)       (3,313)
   Mortality and expense risk charge        (168,453)       (15,632)       (93,103)      (27,608)
                                        -------------- -------------- ------------- --------------

Increase (decrease) in net assets
   resulting
   from operations                        (4,191,745)     1,269,441     (1,653,406)    1,008,587


Net deposits into
   Separate Account (Note 6)              13,626,009      3,690,871      3,594,621     4,850,862
                                        -------------- -------------- ------------- --------------

   Increase in net assets                  9,434,264      4,960,312      1,941,215     5,859,449


Net Assets:

   Beginning of period                     4,989,717         29,405      5,859,449             -
                                        -------------- -------------- ------------- --------------

   End of period                        $ 14,423,981   $  4,989,717   $  7,800,664  $  5,859,449
                                        ============== ============== ============= ==============


                See accompanying notes to financial statements.

                           JNLNY Separate Account - I


                                                                                   Portfolios
                                       ------------------------------------------------------------------------

                                                                     JNL/Putnam
                                               JNL/Putnam              Midcap             JNL/Putnam
                                          International Equity         Growth            Value Equity


                                       ---------------------------- ------------------------------------------
                                                                     Period from
                                                                       May 1,
                                               Year ended             2000* to            Year ended
                                              December 31,          December 31,        December 31,
                                           2000           1999          2000          2000          1999
                                       -------------- ------------- ------------- -------------- -------------
Operations:

   Net realized gain (loss) from
     sales of investments              $     64,860   $      2,920  $        (54) $    (96,915)  $    (39,918)
   Change in net unrealized gain
     (loss) on investments                 (391,260)       265,461       (13,092)      634,792       (276,275)
   Administrative charge                     (3,224)          (718)         (222)      (10,007)        (3,091)
   Mortality and expense risk charge        (26,866)        (5,983)       (1,846)      (83,389)       (25,757)
                                       -------------- ------------- ------------- -------------- -------------

Increase (decrease) in net assets
resulting
   from operations                         (356,490)       261,680       (15,214)      444,481       (345,041)


Net deposits into
   Separate Account (Note 6)              1,939,000      1,144,314       570,998     2,004,658      5,611,560
                                       -------------- ------------- ------------- -------------- -------------

   Increase in net assets                 1,582,510      1,405,994       555,784     2,449,139      5,266,519


Net Assets:

   Beginning of period                    1,405,994              -             -     5,276,409          9,890
                                       -------------- ------------- ------------- -------------- -------------

   End of period                       $  2,988,504   $  1,405,994  $    555,784  $  7,725,548   $  5,276,409
                                       ============== ============= ============= ============== =============


                                       ----------------------------


                                             PPM America/JNL
                                                Balanced


                                       ----------------------------
                                                      Period from
                                                      January 21,
                                        Year ended     1999* to
                                       December 31,   December 31,
                                           2000          1999
                                       -------------- -------------
Operations:

   Net realized gain (loss) from
     sales of investments              $    (12,688)  $     (1,297)
   Change in net unrealized gain
     (loss) on investments                  263,426        (34,756)
   Administrative charge                     (3,805)        (1,256)
   Mortality and expense risk charge        (31,705)       (10,465)
                                       -------------- -------------

Increase (decrease) in net assets
   resulting
   from operations                          215,228        (47,774)


Net deposits into
   Separate Account (Note 6)                998,070      1,914,915
                                       -------------- -------------

   Increase in net assets                 1,213,298      1,867,141


Net Assets:

   Beginning of period                    1,867,141              -
                                       -------------- -------------

   End of period                       $  3,080,439   $  1,867,141
                                       ============== =============

--------------------------------------
* Commencement of operations.


                See accompanying notes to financial statements.


                                       --------------------------------------------------------------------------------------


                                             PPM America/JNL             PPM America/JNL              Salomon Brothers/
                                             High Yield Bond               Money Market                JNL Global Bond


                                       ---------------------------- ---------------------------- ----------------------------
                                                                                                               Period from
                                                                                                               January 21,
                                               Year ended                   Year ended            Year ended     1999* to
                                              December 31,                 December 31,          December 31,  December 31,
                                           2000           1999          2000          1999           2000          1999
                                       -------------- ------------- -------------- ------------- ------------- --------------
Operations

   Net realized gain (loss) from
     sales of investments              $     (4,405)  $       (675) $     61,528   $     15,656  $      4,945  $        196
   Change in net unrealized gain
     (loss) on investments                 (113,284)         3,926        65,334          8,206        47,608        10,419
   Administrative charge                     (3,237)        (1,389)       (3,257)          (757)       (1,074)         (353)
   Mortality and expense risk charge        (26,973)       (11,574)      (27,140)        (6,310)       (8,948)       (2,940)
                                       -------------- ------------- -------------- ------------- ------------- --------------

Increase (decrease) in net assets
   resulting
   from operations                         (147,899)        (9,712)       96,465         16,795        42,531         7,322


Net deposits into
   Separate Account (Note 6)                494,845      1,831,428     2,970,621      1,123,554       294,553       529,540
                                       -------------- ------------- -------------- ------------- ------------- --------------

   Increase in net assets                   346,946      1,821,716     3,067,086      1,140,349       337,084       536,862


Net Assets:

   Beginning of period                    1,831,873         10,157     1,142,352          2,003       536,862            --
                                       -------------- ------------- -------------- ------------- ------------- --------------

   End of period                       $  2,178,819   $  1,831,873  $  4,209,438   $  1,142,352  $    873,946  $    536,862
                                       ============== ============= ============== ============= ============= ==============

                                       ----------------------------

                                          Salomon Brothers/JNL
                                            U.S. Government &
                                              Quality Bond


                                       ----------------------------


                                               Year ended
                                              December 31,
                                           2000          1999
Operations:                            ------------- --------------

   Net realized gain (loss) from
     sales of investments              $     12,307  $        (26)
   Change in net unrealized gain
     (loss) on investments                  244,361        (6,022)
   Administrative charge                     (3,232)       (1,152)
   Mortality and expense risk charge        (26,932)       (9,603)
                                       ------------- --------------

Increase (decrease) in net assets
   resulting
   from operations                          226,504       (16,803)


Net deposits into
   Separate Account (Note 6)              1,125,843     1,536,867
                                       ------------- --------------

   Increase in net assets                 1,352,347     1,520,064


Net Assets:

   Beginning of period                    1,530,200        10,136
                                       ------------- --------------

   End of period                       $  2,882,547  $  1,530,200
                                       ============= ==============

                See accompanying notes to financial statements.

                           JNLNY Separate Account - I

                                                                     Portfolios
                                       -----------------------------------------------------------------------
                                                                                                   T. Rowe
                                           T. Rowe Price/ JNL            T. Rowe Price/JNL        Price/JNL
                                           Established Growth             Mid-Cap Growth            Value
                                       ---------------------------- ---------------------------- -------------
                                                      Period from                                Period from
                                                      February 9,                                   May 1,
                                        Year ended      1999* to           Year ended             2000* to
                                       December 31,   December 31,        December 31,           December 31,
                                           2000           1999          2000          1999           2000
                                       -------------- ------------- ------------- -------------- -------------
Operations:

   Net realized gain (loss) from
    sales of investments               $    112,455   $     50,670  $    100,045  $     20,846   $        153
   Change in net unrealized gain
    (loss) on investments                  (215,114)       442,034       144,069       308,059         24,321
   Administrative charge                     (7,361)        (2,383)       (6,698)       (1,308)           (87)
   Mortality and expense risk charge        (61,339)       (19,857)      (55,816)      (10,902)          (723)
                                       -------------- ------------- ------------- -------------- -------------

Increase (decrease) in net assets
   resulting
   from operations                         (171,359)       470,464       181,600       316,695         23,664


Net deposits into
   Separate Account (Note 6)              2,551,020      2,881,732     4,138,027     1,888,865        370,954
                                       -------------- ------------- ------------- -------------- -------------

   Increase in net assets                 2,379,661      3,352,196     4,319,627     2,205,560        394,618


Net Assets:

   Beginning of period                    3,352,196              -     2,205,560             -              -
                                       -------------- ------------- ------------- -------------- -------------

   End of period                       $  5,731,857   $  3,352,196  $  6,525,187  $  2,205,560   $    394,618
                                       ============== ============= ============= ============== =============


                                       ----------------------------

                                                 JNL/S&P
                                          Conservative Growth I
                                       ----------------------------
                                                      Period from
                                                       April 22,
                                       Year ended      1999* to
                                       December 31,   December 31,
                                           2000           1999
                                       -------------- -------------
Operations:

   Net realized gain (loss) from
    sales of investments               $     23,890   $     (1,267)
   Change in net unrealized gain
    (loss) on investments                  (104,669)       118,207
   Administrative charge                     (3,199)          (594)
   Mortality and expense risk charge        (26,656)        (4,949)
                                       -------------- -------------

Increase (decrease) in net assets
   resulting
   from operations                         (110,634)       111,397


Net deposits into
   Separate Account (Note 6)              1,649,712      1,121,921
                                       -------------- -------------

   Increase in net assets                 1,539,078      1,233,318


Net Assets:

   Beginning of period                    1,233,318              -
                                       -------------- -------------

   End of period                       $    2,772,396 $  1,233,318
                                       ============== =============


--------------------------------------
* Commencement of operations.


                See accompanying notes to financial statements.


                                       ---------------------------------------------------------------------------------------

                                                                                                           JNL/S&P
                                                 JNL/S&P                      JNL/S&P                  Very Aggressive
                                            Moderate Growth I           Aggressive Growth I               Growth I
                                       --------------------------------------------------------- ----------------------------
                                                      Period from                  Period from                 Period from
                                                       April 20,                     May 10,                     May 13,
                                        Year ended      1999* to     Year ended     1999* to      Year ended     1999* to
                                       December 31,   December 31,  December 31,    December     December 31,  December 31,
                                           2000           1999          2000          1999           2000          1999
                                       -------------- ------------- -------------- ------------- ------------- --------------
Operations:

   Net realized gain (loss) from
    sales of investments               $     24,870   $      2,434  $     12,157   $      2,934  $      1,969  $        118
   Change in net unrealized gain
    (loss) on investments                  (262,007)       177,161      (479,681)       209,745      (212,464)       39,033
   Administrative charge                     (4,084)          (634)       (4,854)          (568)       (1,172)          (83)
   Mortality and expense risk charge        (34,032)        (5,282)      (40,448)        (4,733)       (9,769)         (689)
                                       -------------- ------------- -------------- ------------- ------------- --------------

Increase (decrease) in net assets
   resulting
   from operations                         (275,253)       173,679      (512,826)       207,378      (221,436)       38,379


Net deposits into
   Separate Account (Note 6)              3,158,316      1,096,031     3,629,260        996,933     1,035,350       160,330
                                       -------------- ------------- -------------- ------------- ------------- --------------

   Increase in net assets                 2,883,063      1,269,710     3,116,434      1,204,311       813,914       198,709


Net Assets:

   Beginning of period                    1,269,710              -     1,204,311              -       198,709             -
                                       -------------- ------------- -------------- ------------- ------------- --------------

   End of period                       $  4,152,773   $  1,269,710  $  4,320,745   $  1,204,311  $  1,012,623  $  198,709
                                       ============== ============= ============== ============= ============= ==============

                                       ---------------------------------------------------------

                                                                              JNL/S&P
                                                 JNL/S&P                 Equity Aggressive
                                             Equity Growth I                 Growth I
                                       ---------------------------- ----------------------------
                                                     Period from                  Period from
                                                      April 20,                    April 20,
                                        Year ended     1999* to     Year ended      1999* to
                                       December 31,  December 31,  December 31,  December 31,
                                           2000          1999          2000           1999
                                       ------------- -------------- ------------- --------------
Operations:

   Net realized gain (loss) from
    sales of investments               $        801  $      2,839   $     52,657  $         (6)
   Change in net unrealized gain
    (loss) on investments                  (686,037)      289,771       (344,346)      140,134
   Administrative charge                     (4,957)         (617)        (1,737)         (237)
   Mortality and expense risk charge        (41,311)       (5,142)       (14,477)       (1,975)
                                       ------------- -------------- ------------- --------------

Increase (decrease) in net assets
   resulting
   from operations                         (731,504)      286,851       (307,903)      137,916


Net deposits into
   Separate Account (Note 6)              3,193,202     1,178,684      1,072,363       491,511
                                       ------------- -------------- ------------- --------------

   Increase in net assets                 2,461,698     1,465,535        764,460       629,427


Net Assets:

   Beginning of period                    1,465,535             -        629,427             -
                                       ------------- -------------- ------------- --------------

   End of period                       $  3,927,233  $  1,465,535   $  1,393,887  $    629,427
                                       ============= ============== ============= ==============

                See accompanying notes to financial statements.

                           JNLNY Separate Account - I

                             Schedule of Investments
                                December 31, 2000

                                                                           Number                           Market
                                                                          of Shares         Cost             Value
                                                                       -------------------------------- ----------------
JNL Series Trust

JNL/Alger Growth                                                               632,656 $    12,880,412  $    11,754,752

JNL/Alliance Growth                                                             64,209       1,047,666          870,036

JNL/Eagle Core Equity                                                          100,062       1,560,523        1,622,009

JNL/Eagle SmallCap Equity                                                      127,716       1,981,573        1,813,571

JNL/Janus Aggressive Growth                                                    879,493      26,594,554       23,447,284

JNL/Janus Balanced                                                             135,067       1,321,150        1,308,804

JNL/Janus Capital Growth                                                       932,131      29,172,025       21,951,683

JNL/Janus Global Equities                                                      555,409      17,349,989       14,423,981

JNL/Putnam Growth                                                              340,492       8,451,053        7,800,664

JNL/Putnam International Equity                                                244,358       3,114,303        2,988,504

JNL/Putnam Midcap Growth                                                        56,140         568,876          555,784

JNL/Putnam Value Equity                                                        434,508       7,366,978        7,725,548

PPM America/JNL Balanced                                                       234,611       2,851,769        3,080,439

PPM America/JNL High Yield Bond                                                253,351       2,288,138        2,178,819

PPM America/JNL Money Market                                                 4,209,438       4,135,894        4,209,438

Salomon Brothers/JNL Global Bond                                                84,358         815,919          873,946

Salomon Brothers/JNL U.S. Government & Quality Bond                            263,246       2,644,164        2,882,547

T. Rowe Price/JNL Established Growth                                           305,862       5,504,937        5,731,857

T. Rowe Price/JNL Mid-Cap Growth                                               278,022       6,073,059        6,525,187

T. Rowe Price/JNL Value                                                         35,424         370,297          394,618

JNL/S&P Conservative Growth I                                                  234,551       2,758,858        2,772,396

JNL/S&P Moderate Growth I                                                      335,713       4,237,619        4,152,773

JNL/S&P Aggressive Growth I                                                    335,983       4,590,681        4,320,745

JNL/S&P Very Aggressive Growth I                                                77,418       1,186,054        1,012,623

JNL/S&P Equity Growth I                                                        311,933       4,323,499        3,927,233

JNL/S&P Equity Aggressive Growth I                                             110,626       1,598,099        1,393,887


--------------------------------------------------------------------------------
                           JNLNY Separate Account - I

                          Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Organization

    Jackson National Life Insurance Company of New York ("JNLNY") established JNLNY Separate Account - I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by JNLNY. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently consists of twenty-six Portfolios, each of which invests in the following series of the JNL Series Trust:

                     JNL/Alger Growth Series
                     JNL/Alliance Growth Series
                     JNL/Eagle Core Equity Series
                     JNL/Eagle SmallCap Equity Series
                     JNL/Janus Aggressive Growth Series
                     JNL/Janus Balanced Series
                     JNL/Janus Capital Growth Series
                     JNL/Janus Global Equities Series
                     JNL/Putnam Growth Series
                     JNL/Putnam International Equity Series
                     JNL/Putnam Midcap Growth Series
                     JNL/Putnam Value Equity Series
                     PPM America/JNL Balanced Series
                     PPM America/JNL High Yield Bond Series
                     PPM America/JNL Money Market Series
                     Salomon Brothers/JNL Global Bond Series
                     Salomon Brothers/JNL U.S. Government & Quality Bond Series
                     T. Rowe Price/JNL Established Growth Series
                     T. Rowe Price/JNL Mid-Cap Growth Series
                     T. Rowe Price/JNL Value Series
                     JNL/S&P Conservative Growth Series I
                     JNL/S&P Moderate Growth Series I
                     JNL/S&P Aggressive Growth Series I
                     JNL/S&P Very Aggressive Growth Series I
                     JNL/S&P Equity Growth Series I
                     JNL/S&P Equity Aggressive Growth Series I

    Jackson National Financial Services, LLC, a wholly-owned subsidiary of JNL, serves as investment adviser for all the series of the JNL Series Trust.

Note 2 - Significant Accounting Policies

    The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

--------------------------------------------------------------------------------
                           JNLNY Separate Account - I

                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


Note 2 - Significant Accounting Policies (continued)

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments

             The Separate Account's investments in the corresponding series of the JNL Series Trust ("Series") are stated at the net asset values of the respective series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Series are recorded on trade date. The Separate Account does not record dividend income as the Series follow the accounting practice known as consent dividending, whereby all net investment income and realized gains are treated as being distributed to the Separate Account and are immediately reinvested in the Series.

         Federal Income Taxes

             The operations of the Separate Account are included in the federal income tax return of JNLNY, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Note 3 - Policy Charges

    Charges are deducted from the Separate Account to compensate JNLNY for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.


         Contract Maintenance Charge

             An annual contract maintenance charge of $30 is charged against each contract to reimburse JNLNY for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs on or prior to the annuity date. The charge is deducted by redeeming units. For the year ended December 31, 2000, $15,599 in contract maintenance charges were assessed.

--------------------------------------------------------------------------------
                           JNLNY Separate Account - I

                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Note 3 - Policy Charges (continued)

         Transfer Fee Charge

             A transfer fee of $25 will apply to transfers made by contract holders between the portfolios and between the portfolios and the general account in excess of 15 transfers in a contract year. JNLNY may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.

             This fee will be deducted from contract values which remain in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the year ended December 31, 2000, $75 in transfer fees were assessed.

         Surrender or Contingent Deferred Sales Charge

             During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by JNLNY and withheld from the proceeds of the withdrawals. For the year ended December 31, 2000, $125,840 in surrender charges were assessed.

         Insurance Charges

             JNLNY deducts a daily charge from the assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by JNLNY is that the insured may receive benefits greater than those anticipated by JNLNY. The expense risk assumed by JNLNY is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

             JNLNY deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse JNLNY for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

--------------------------------------------------------------------------------
                           JNLNY Separate Account - I

                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


Note 4 - Purchases and Sales of Investments

For the year ended December 31, 2000, purchases and proceeds from sales of investments in the JNL Series Trust are as follows:

                                                                                                     Proceeds
                                                                                    Purchases       from Sales
                                                                                 ---------------- ----------------
         JNL Series Trust

         JNL/Alger Growth                                                        $    9,263,449   $    3,941,599

         JNL/Alliance Growth                                                          1,244,042          171,620

         JNL/Eagle Core Equity                                                        1,110,352          332,904

         JNL/Eagle SmallCap Equity                                                    1,570,320          406,457

         JNL/Janus Aggressive Growth                                                 20,541,910        5,368,029

         JNL/Janus Balanced                                                           1,493,614          171,002

         JNL/Janus Capital Growth                                                    23,882,830        6,511,187

         JNL/Janus Global Equities                                                   16,650,513        3,213,171

         JNL/Putnam Growth                                                            4,820,452        1,330,106

         JNL/Putnam International Equity                                              3,350,136        1,441,226

         JNL/Putnam Midcap Growth                                                       584,768           15,838

         JNL/Putnam Value Equity                                                      4,026,592        2,115,330

         PPM America/JNL Balanced                                                     1,823,275          860,715

         PPM America/JNL High Yield Bond                                              1,289,219          824,584

         PPM America/JNL Money Market                                                 9,936,438        6,996,214

         Salomon Brothers/JNL Global Bond                                               450,676          166,145

         Salomon Brothers/JNL U.S. Government & Quality Bond                          1,421,527          325,848

         T. Rowe Price/JNL Established Growth                                         3,390,902          908,582

         T. Rowe Price/JNL Mid-Cap Growth                                             5,074,813          999,300

         T. Rowe Price/JNL Value                                                        385,253           15,109

         JNL/S&P Conservative Growth I                                                2,135,080          515,223

         JNL/S&P Moderate Growth I                                                    3,526,362          406,162

         JNL/S&P Aggressive Growth I                                                  3,740,207          156,249

         JNL/S&P Very Aggressive Growth I                                             1,144,023          119,614

         JNL/S&P Equity Growth I                                                      3,582,266          435,332

         JNL/S&P Equity Aggressive Growth I                                           1,560,665          504,516

--------------------------------------------------------------------------------
                           JNLNY Separate Account - I

                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Note 5 -  Accumulation of Unit Activity

The following is a reconciliation of unit activity for the periods ended December 31, 2000 and 1999:

                                         Units                                 Units                                Units
                                      Outstanding     Units       Units     Outstanding    Units       Units     Outstanding
Portfolio:                            at 12/31/98    Issued     Redeemed    at 12/31/99   Issued      Redeemed   at 12/31/00
-------------------------------------------------- ------------------------ ------------------------ ----------- ------------

JNL/Alger Growth                          3,613      618,803     (35,393)     587,023     645,348     (260,604)    971,767

JNL/Alliance Growth                           -            -           -            -     131,082      (19,983)    111,099

JNL/Eagle Core Equity                         -       80,670      (8,674)      71,996      92,721      (25,779)    138,938

JNL/Eagle SmallCap Equity                     -       79,550      (4,508)      75,042     130,258      (32,736)    172,564

JNL/Janus Aggressive Growth                   -      944,377     (69,107)     875,270   1,199,239     (294,811)  1,779,698

JNL/Janus Balanced                            -            -           -            -     145,771      (16,150)    129,621

JNL/Janus Capital Growth                    398      706,188     (66,192)     640,394     963,405     (242,221)  1,361,578

JNL/Janus Global Equities                 2,772      314,705     (27,606)     289,871     926,488     (176,536)  1,039,823

JNL/Putnam Growth                             -      465,765     (42,627)     423,138     366,333      (94,150)    695,321

JNL/Putnam International Equity               -      112,234      (5,999)     106,235     273,553     (113,584)    266,204

JNL/Putnam Midcap Growth                      -            -           -            -      56,016       (1,289)     54,727

JNL/Putnam Value Equity                     991      597,018     (56,289)     541,720     423,542     (213,308)    751,954

PPM America/JNL Balanced                      -      194,718      (5,328)     189,390     188,696      (85,391)    292,695

PPM America/JNL High Yield Bond           1,014      227,715     (45,345)     183,384     131,854      (80,893)    234,345

PPM America/JNL Money Market                200      331,245    (220,902)     110,543     941,254     (661,510)    390,287

Salomon Brothers/JNL Global Bond              -       56,117      (3,017)      53,100      43,908      (15,223)     81,785

Salomon Brothers/JNL U.S. Government
   & Quality Bond                         1,005      185,284     (28,487)     157,802     142,036      (29,259)    270,579

T. Rowe Price/JNL Established Growth          -      352,527     (84,312)     268,215     262,865      (64,468)    466,612

T. Rowe Price/JNL Mid-Cap Growth              -      203,921     (33,857)     170,064     374,408      (68,386)    476,086

T. Rowe Price/JNL Value                       -            -           -            -      37,319       (1,436)     35,883

JNL/S&P Conservative Growth I                 -      122,036      (9,878)     112,158     191,670      (43,934)    259,894

JNL/S&P Moderate Growth I                     -      116,170      (8,223)     107,947     297,596      (31,271)    374,272

JNL/S&P Aggressive Growth I                   -      101,278      (1,860)      99,418     308,731       (9,053)    399,096

JNL/S&P Very Aggressive Growth I              -       15,562         (36)      15,526      89,958       (8,629)     96,855

JNL/S&P Equity Growth I                       -      111,989      (1,247)     110,742     271,427      (32,019)    350,150

JNL/S&P Equity Aggressive Growth I            -       48,686      (1,616)      47,070     114,151      (36,568)    124,653

--------------------------------------------------------------------------------
                           JNLNY Separate Account - I

                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account

Deposits into the Separate Account purchase shares of the JNL Series Trust. Net deposits represent the amounts available for investment in such shares after the deduction of applicable policy charges. The following is a summary of net deposits made for the periods ended December 31, 2000 and 1999:



                                                                                 Portfolios
                                              ----------------------------------------------------------------------------------


                                                                                 JNL/Alliance
                                                     JNL/Alger Growth               Growth           JNL/Eagle Core Equity


                                              -------------------------------   ---------------  -------------------------------
                                                                                 Period from                      Period from
                                                                                    May 1,                         March 22,
                                                       Year ended                  2000* to        Year ended       1999* to
                                                       December 31,
                                                                                 December 31,     December 31,    December 31,
                                                  2000             1999              2000             2000            1999
                                              --------------- ---------------   ---------------  --------------- ---------------

Proceeds from units issued                    $   7,222,854   $   6,809,365     $     992,033    $     718,233   $     783,979
Value of units redeemed                            (574,833)        (81,873)           (9,781)         (57,705)         (1,229)
Transfers between portfolios and between
   portfolios and general account                (1,155,720)        347,321            95,155          136,632         (26,049)
                                              --------------- ---------------   ---------------  --------------- ---------------

Total gross deposits net of
   transfers to general account                   5,492,301       7,074,813         1,077,407          797,160         756,701

Deductions:
Policyholder charges                                 15,475             343                 -              249               -
                                              --------------- ---------------   ---------------  --------------- ---------------


Net deposits from policyholders               $   5,476,826   $   7,074,470     $   1,077,407    $     796,911   $     756,701
                                              =============== ===============   ===============  =============== ===============

--------------------------------------------
o                            Commencement of operations.



                                            ------------------------------------------------------------------------------------


                                                                                                                 JNL/Janus
                                              JNL/Eagle SmallCap Equity           JNL/Aggressive Growth           Balanced


                                            -------------------------------   -------------------------------  ---------------
                                                             Period from                       Period from      Period from
                                                              April 22,                        January 29,         May 1,
                                              Year ended       1999* to         Year ended      1999* to          2000* to

                                             December 31,    December 31,      December 31,   December 31,      December 31,
                                                 2000            1999              2000           1999              2000
                                            --------------- ---------------   --------------- ---------------  ---------------

Proceeds from units issued                  $     904,959   $     761,880     $  15,488,213   $   9,975,043    $   1,079,746
Value of units redeemed                           (62,527)         (1,862)       (1,040,498)       (406,009)         (18,654)
Transfers between portfolios and between
   portfolios and general account                 345,465          51,520         1,077,140         903,491          269,312
                                             -------------- ---------------   --------------- ---------------  ---------------

Total gross deposits net of
   transfers to general account                 1,187,897         811,538        15,524,855      10,472,525        1,330,404

Deductions:
Policyholder charges                                1,796               -            25,179          16,214               11
                                            --------------- ---------------   --------------- ---------------  ---------------


Net deposits from policyholders             $   1,186,101   $     811,538     $  15,499,676   $  10,456,311    $   1,330,393
                                            =============== ===============   =============== ===============  ===============


                                            -------------------------------



                                               JNL/Janus Capital Growth


                                            -------------------------------


                                                      Year ended
                                                     December 31,

                                                2000             1999
                                            --------------- ---------------

Proceeds from units issued                  $  17,906,983   $   9,685,030
Value of units redeemed                        (1,071,480)       (327,959)
Transfers between portfolios and between
   portfolios and general account                 911,470       1,049,810
                                            --------------- ---------------

Total gross deposits net of
   transfers to general account                17,746,973      10,406,881

Deductions:
Policyholder charges                               31,144          12,857
                                            --------------- ---------------


Net deposits from policyholders             $  17,715,829   $  10,394,024
                                            =============== ===============

                           JNLNY Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account (continued)

--------------------------------------------------------------------------------


                                                                         Portfolios
                                              ----------------------------------------------------------------

                                                JNL/Janus Global Equities            JNL/Putnam Growth
                                              -------------------------------  -------------------------------
                                                        Year ended                       Year ended
                                                       December 31,                     December 31,
                                              -------------------------------  -------------------------------
                                                   2000            1999             2000            1999
                                              --------------- ---------------  --------------- ---------------

Proceeds from units issued                    $   9,799,380   $   3,356,528    $   3,500,166   $   4,643,977
Value of units redeemed                            (481,804)        (56,388)        (346,505)       (227,729)
Transfers between portfolios and between
   portfolios and general account                 4,325,337         390,734          444,830         444,655
                                              --------------- ---------------  --------------- ---------------

Total gross deposits net of
   transfers to general account                  13,642,913       3,690,874        3,598,491       4,860,903

Deductions:
Policyholder charges                                 16,904               3            3,870          10,041
                                              --------------- ---------------  --------------- ---------------


Net deposits from policyholders               $  13,626,009   $   3,690,871    $   3,594,621   $   4,850,862
                                              =============== ===============  =============== ===============



                                              ------------------------------
                                                       JNL/Putnam
                                                  International Equity
                                              ------------------------------
                                                       Year ended
                                                      December 31,
                                              ------------------------------
                                                   2000           1999
                                              -------------- ---------------

Proceeds from units issued                    $   1,698,296  $     641,341
Value of units redeemed                            (315,593)        (6,247)
Transfers between portfolios and between
   portfolios and general account                   571,801        509,220
                                              -------------- ---------------

Total gross deposits net of
   transfers to general account                   1,954,504      1,144,314

Deductions:
Policyholder charges                                 15,504              -
                                              ------------------------------


Net deposits from policyholders               $   1,939,000  $   1,144,314
                                              ============== ===============


--------------------------------------------
* Commencement of operations.

                                              ----------------------------------------------------------------------------------

                                                JNL/Putnam
                                                  Midcap
                                                  Growth           JNL/Putnam Value Equity          PPM America/JNL Balanced
                                              ----------------  -------------------------------  -------------------------------
                                               Period from                                                        Period from
                                                  May 1,                                                          January 21,
                                                 2000* to                 Year ended               Year ended       1999* to
                                                                         December 31,
                                               December 31,                                       December 31,    December 31,
                                                                -------------------------------
                                                   2000              2000            1999             2000            1999
                                              ----------------  --------------- ---------------  --------------- ---------------

Proceeds from units issued                    $     492,289     $   1,991,563   $   4,731,136    $     947,351   $   1,815,632
Value of units redeemed                                (917)         (173,091)        (44,723)        (129,582)        (15,024)
Transfers between portfolios and between
   portfolios and general account                    79,626           189,432         925,282          182,062         114,698
                                              ----------------  --------------- ---------------  --------------- ---------------

Total gross deposits net of
   transfers to general account                     570,998         2,007,904       5,611,695          999,831       1,915,306

Deductions:
Policyholder charges                                      -             3,246             135            1,761             391
                                              ----------------  --------------- ---------------  --------------- ---------------


Net deposits from policyholders               $     570,998     $   2,004,658   $   5,611,560    $     998,070   $   1,914,915
                                              ================  =============== ===============  =============== ===============


                                              -------------------------------


                                                     PPM America/JNL
                                                     High Yield Bond
                                              -------------------------------


                                                        Year ended
                                                       December 31,

                                              -------------------------------
                                                   2000            2000
                                              --------------- ---------------

Proceeds from units issued                    $     572,609   $   1,821,673
Value of units redeemed                            (113,340)        (42,479)
Transfers between portfolios and between
   portfolios and general account                    36,515          52,234
                                              --------------- ---------------

Total gross deposits net of
   transfers to general account                     495,784       1,831,428

Deductions:
Policyholder charges                                    939               -
                                              --------------- ---------------


Net deposits from policyholders               $     494,845   $   1,831,428
                                              =============== ===============

                           JNLNY Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account (continued)
--------------------------------------------------------------------------------

                                                                       Portfolios
                                            -----------------------------------------------------------------


                                                   PPM America/JNL                 Salomon Brothers/JNL
                                                     Money Market                      Global Bond


                                            -------------------------------   -------------------------------
                                                                                               Period from
                                                                                               January 21,
                                                      Year ended                Year ended      1999* to
                                                     December 31,
                                                                               December 31,   December 31,
                                            -------------------------------
                                                 2000            1999              2000           1999
                                            --------------- ---------------   --------------- ---------------

Proceeds from units issued                  $   4,225,124   $   2,159,270     $     198,880   $     497,741
Value of units redeemed                          (327,285)       (175,732)          (25,844)         (8,398)
Transfers between portfolios and between
   portfolios and general account                (912,249)       (859,909)          121,628          40,197
                                            --------------- ---------------   --------------- ---------------

Total gross deposits net of
   transfers to general account                 2,985,590       1,123,629           294,664         529,540

Deductions:
Policyholder charges                               14,969              75               111               -
                                            --------------- ---------------   --------------- ---------------


Net deposits from policyholders             $   2,970,621   $   1,123,554     $     294,553   $     529,540
                                            =============== ===============   =============== ===============






                                            -------------------------------


                                                 Salomon Brothers/JNL
                                            U.S. Government & Quality Bond


                                            -------------------------------


                                                      Year ended
                                                     December 31,

                                            -------------------------------
                                                 2000            1999
                                            --------------- ---------------

Proceeds from units issued                  $     616,069   $   1,618,171
Value of units redeemed                          (100,736)        (19,978)
Transfers between portfolios and between
   portfolios and general account                 611,272         (61,326)
                                            --------------- ---------------

Total gross deposits net of
   transfers to general account                 1,126,605       1,536,867

Deductions:
Policyholder charges                                  762               -
                                            --------------- ---------------


Net deposits from policyholders             $   1,125,843   $   1,536,867
                                            =============== ===============


--------------------------------------------
* Commencement of operations.

                                            ----------------------------------------------------------------------------------

                                                                                                                  T. Rowe
                                                  T. Rowe Price/JNL                 T. Rowe Price/JNL            Price/JNL
                                                  Established Growth                  Mid-Cap Growth               Value
                                            -------------------------------   -------------------------------  ---------------
                                                             Period from                                        Period from
                                                             February 9,                                           May 1,
                                             Year ended       1999* to                                           2000* to
                                            December 31,     December 31,             Year ended               December 31,
                                                2000            1999                 December 31,                 2000
                                                                              ------------------------------
                                                                                   2000           1999
                                            --------------  ---------------   --------------- ---------------  ---------------

Proceeds from units issued                  $   2,271,097   $   3,279,570     $   3,136,283   $   1,847,156    $     205,191
Value of units redeemed                          (196,261)       (209,124)         (134,661)       (170,191)            (970)
Transfers between portfolios and between
   portfolios and general account                 478,316        (179,068)        1,139,021         221,863          166,733
                                            --------------  ---------------   --------------- ---------------  ---------------

Total gross deposits net of
   transfers to general account                 2,553,152       2,891,378         4,140,643       1,898,828          370,954

Deductions:
Policyholder charges                                2,132           9,646             2,616           9,963                -
                                            --------------  ---------------   --------------- ---------------  ---------------


Net deposits from policyholders             $   2,551,020   $   2,881,732     $   4,138,027   $   1,888,865    $     370,954
                                            ==============  ===============   =============== ===============  ===============


                                            -------------------------------


                                                       JNL/S&P
                                                Conservative Growth I
                                            -------------------------------
                                                             Period from
                                                              April 22,
                                              Year ended      1999* to
                                              December 31,   December 31,
                                                 2000           1999


                                            --------------- ---------------

Proceeds from units issued                  $   1,559,123   $   1,141,871
Value of units redeemed                           (24,161)         (1,203)
Transfers between portfolios and between
   portfolios and general account                 114,895         (18,747)
                                            --------------- ---------------

Total gross deposits net of
   transfers to general account                 1,649,857       1,121,921

Deductions:
Policyholder charges                                  145               -
                                            --------------- ---------------


Net deposits from policyholders             $   1,649,712   $   1,121,921
                                            =============== ===============

                           JNLNY Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account (continued)
--------------------------------------------------------------------------------


                                                                                         Portfolios
                                              -------------------------------------------------------------------


                                                         JNL/S&P                          JNL/S&P
                                                    Moderate Growth I               Aggressive Growth I


                                              -------------------------------  -------------------------------
                                                               Period from                        Period from
                                                                April 20,                            May 10,
                                                Year ended       1999* to        Year ended         1999* to
                                               December 31,    December 31,      December 31,      December 31,
                                                   2000            1999             2000               1999
                                              --------------- ---------------  --------------- ---------------

Proceeds from units issued                    $   2,764,873   $   1,140,120    $   3,302,895   $   1,017,621
Value of units redeemed                            (121,482)        (14,478)         (53,183)        (21,171)
Transfers between portfolios and between
   portfolios and general account                   518,168         (29,611)         379,759             483
                                              --------------- ---------------  --------------- ---------------

Total gross deposits net of
   transfers to general account                   3,161,559       1,096,031        3,629,471         996,933

Deductions:
Policyholder charges                                  3,243               -              211               -
                                              --------------- ---------------  --------------- ---------------


Net deposits policyholders                    $   3,158,316   $   1,096,031    $   3,629,260   $     996,933
                                              =============== ===============  =============== ===============


                                              ------------------------------


                                                         JNL/S&P
                                                Very Aggressive Growth I


                                              ------------------------------
                                                               Period from
                                                                 May 13,
                                                Year ended      1999* to
                                                December 31,    December 31,
                                                   2000             1999
                                              -------------- ---------------

Proceeds from units issued                    $     652,860  $     148,718
Value of units redeemed                              (6,839)          (382)
Transfers between portfolios and between
   portfolios and general account                   389,468         11,994
                                              -------------- ---------------

Total gross deposits net of
   transfers to general account                   1,035,489        160,330

Deductions:
Policyholder charges                                    139              -
                                              -------------- ---------------


Net deposits policyholders                    $   1,035,350  $     160,330
                                              ============== ===============


--------------------------------------------
* Commencement of operations.


                                              -----------------------------------------------------------------


                                                         JNL/S&P                           JNL/S&P
                                                     Equity Growth I              Equity Aggressive Growth I


                                              -------------------------------   -------------------------------
                                                               Period from                       Period from
                                                                April 20,                         April 20,
                                                Year ended      1999* to         Year ended       1999* to
                                               December 31,   December 31,      December 31,    December 31,
                                                   2000           1999              2000            1999
                                              --------------- ---------------   --------------- ---------------

Proceeds from units issued                    $   2,495,493   $   1,048,642     $   1,336,198   $     492,616
Value of units redeemed                             (57,994)        (14,511)          (13,697)           (540)
Transfers between portfolios and between
   portfolios and general account                   756,027         144,553          (249,356)           (565)
                                              --------------- ---------------   --------------- ---------------

Total gross deposits net of
   transfers to general account                   3,193,526       1,178,684         1,073,145         491,511

Deductions:
Policyholder charges                                    324               -               782               -
                                              --------------- ---------------   --------------- ---------------


Net deposits policyholders                    $   3,193,202   $   1,178,684     $   1,072,363   $     491,511
                                              =============== ===============   =============== ===============

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)   Financial Statements:

         (1) Financial statements and schedules included in Part A:

              Condensed Financial Information

         (2)Financial statements and schedules included in Part B:

              JNLNY Separate Account I

                  Report  of  Independent   Accountants  at  December  31,  2000
                  Statement of Assets and Liabilities at December 31, 2000 Statement of Operations at December 31, 2000
                  Statements  of  Changes  in Net  Assets  for the  period  at
                     December 31, 2000
                  Schedule  of   Investments  at  December  31,  2000
                  Notes  to Financial Statements

              Jackson  National  Life  Insurance  Company of New York


                  Report of Independent Accountants at December 31, 2000
                  Balance Sheet for the years ended December 31, 2000 and 1999 Income Statement for the years ended December 31, 2000, 1999 and 1998
                  Statement of Stockholder's Equity and Comprehensive Income for
                     the years ended December 31, 2000, 1999 and 1998
                  Statement of Cash Flows for the years ended December 31, 2000,
                     1999 and 1998 Notes to Financial Statements

Item 24.(b)  Exhibits

Exhibit
No.               Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997 (File Nos.333-37175 and 811-08401).

2.      Not Applicable

3.      General  Distributor  Agreement  dated  September 19,
        1997,   incorporated  by  reference  to  Registrant's
        Registration  Statement filed via EDGAR on October 3,
        1997 (File Nos. 333-37175 and 811-08401).

3.b. General Distributor Agreement, incorporated by reference to Registrant's Registration Statement filed via EDGAR on March 13, 2001,
        (File Nos. 333-48822 and 811-08401).

4.a. Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed via EDGAR on January 14, 1999 (File Nos. 333-37175 and 811-08401).

4.b. Form of the Perspective Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed via EDGAR on January 14, 1999 (File Nos. 333-37175 and 811-08401).

4.c.    Form    of    Contract    Enhancement    Endorsement,
        incorporated   by  reference   to  the   Registrant's
        Registration  Statement  filed on  October  27,  2000
        (333-48822 and 811-08401)

5. Form of the Perspective Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on February 13, 1998 (File Nos. 333-37175 and 811-08401).

6.a.    Declaration and Charter of Depositor, incorporated by
        reference  to  Registrant's   Registration  Statement
        filed  via  EDGAR  on  October  3,  1997  (File  Nos.
        333-37175 and 811-08401).

  b.    Bylaws of  Depositor,  incorporated  by  reference to
        Registrant's  Registration  Statement filed via EDGAR
        on  October  3,  1997   (File  Nos.   333-37175   and
        811-08401).

7.      Not Applicable

8.      Not Applicable

9.      Opinion  and  Consent  of  Counsel,  attached hereto.

10.a.   Consent of Independent Accountants (KPMG, LLP), attached hereto.

   b. Consent of Independent Accountants (PricwaterhouseCoopers, LLP), attached hereto.

11.     Not Applicable

12.     Not Applicable

13. Schedule of Computation of Performance Information, incorporated by reference to Registrant's Registration Statement filed via EDGAR on March 13, 2001, (File Nos. 333-48822 and 811-08401).

14.     Not Applicable

15.     Power of Attorney, attached hereto.

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor
         ----------------                   ---------------------------

         Donald B. Henderson, Jr.           Director
         4A Rivermere Apartments
         Bronxville, NY  10708

         Henry J. Jacoby                    Director
         305 Riverside Drive
         New York, NY  10025

         David L. Porteous                  Director
         20434 Crestview Drive
         Reed City, MI  49777

         Donald T. DeCarlo                  Director
         200 Manor Road
         Douglaston, New York 11363

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Divisional Director
         Suite 301                          and Director
         Richmond, VA 23235

         Alan C. Hahn                       Senior Vice President -
         401 Wilshire Boulevard             Marketing and
         Suite 1200                         Director
         Santa Monica, CA 90401

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer
         Lansing, MI 48951                  and Director

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    Secretary, General Counsel &
         Lansing, MI 48951                  Director

         Andrew Olear II                    Chief Administrative
         2900 Westchester Avenue            Officer and Director
         Suite 305
         Purchase, NY 10577

         Robert P. Saltzman                 President, Chief Executive
         1 Corporate Way                    Officer
         Lansing, MI 48951

         Brion S. Johnson                   Senior Vice President -
         1 Corporate Way                    Financial Operations and
         Lansing, MI 48951                  Treasurer

         Clark P. Manning                   Chief Operating Officer
         1 Corporate Way
         Lansing, MI 48951

         J. George Napoles                  Senior Vice President &
         1 Corporate Way                    Chief Information Officer
         Lansing, MI 48951

         Bradley J. Powell                  President IMG
         210 Interstate North Parkway
         Suite 401
         Atlanta, GA 30339-2120

         Scott L. Stoltz                    Senior Vice President -
         1 Corporate Way                    Administration
         Lansing, MI 48951

         John B. Banez                      Vice President - Systems and
         1 Corporate Way                    Programming
         Lansing, MI 48951

         Gerald W. Decius                   Vice President - Systems Model
         1 Corporate Way                    Office
         Lansing, MI 48951

         Lisa C. Drake                      Vice President & Actuarial
         1 Corporate Way
         Lansing, MI 48951

         Joseph D. Emanuel                  Vice President - Associate
         1 Corporate Way                    General Counsel & Assistant
         Lansing, MI 48951                  Secretary

         Robert A. Fritts                   Vice President & Controller -
         1 Corporate Way                    Financial Operations
         Lansing, MI 48951

         James Garrison                     Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Jim Golembiewski                   Vice President, Senior Counsel
         1 Corporate Way                    & Assistant Secretary
         Lansing, MI  48951

         Rhonda K. Grant                    Vice President - Government
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Steve Hrapkiewisicz                Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI  48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Vice President - Asset
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Financial
         225 West Wacker Drive              Reporting
         Suite 1200
         Chicago, IL  60606

         John O. Norton                     Vice President - Corporate
         1 Corporate Way                    Finance
         Lansing, MI 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         Robert M. Tucker                   Vice President - Technical
         1 Corporate Way                    Support
         Lansing, MI 48951

         Connie J. Van Doorn                Vice President - Variable
         8055 E. Tufts Avenue               Annuity Administration
         Suite 200
         Denver, CO 80237

Item 26.  Persons Controlled by or Under Common Control with the
                  Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership           Principal Business

Brooke            Delaware          100%                Holding Company
Holdings, Inc.                      Holborn             Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke         Holding Company
Finance                             Holdings, Inc.      Activities
Corporation

Brooke Life       Michigan          100% Brooke         Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson      Manufacturing
Steel             Carolina          National Life       Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson       Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson       Holding Company
Holdings, Inc.                      National Life       Activities
                                    Insurance
                                    Company

Chrissy           Delaware          100% Jackson        Advertising Agency
Corporation                         National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential      Holding Company
Delaware                            One Limited,        Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

First Dakota,     North Dakota      100% IFC Holdings,  Insurance Agency
Inc.                                Inc.

First Dakota      Montana           100% IFC Holdings,  Insurance Agency
of Montana, Inc.                    Inc.

First Dakota      Texas             100% IFC Holdings,  Insurance Agency
of Texas, Inc.                      Inc.

First Dakota      New Mexico        100% IFC Holdings,  Insurance Agency
of New Mexico,                      Inc.
Inc.

First Dakota      Wyoming           100% IFC Holdings,  Insurance Agency
of Wyoming, Inc.                    Inc.

First Federal     California        100% JNL            Marketing
Service                             Thrift              Agency
Corporation                         Holdings, Inc.

Hi-Fed Insurance  California        100% Jackson
Agency                              Federal

IFC Holdings,     Delaware          99% National        Holding Company
Holdings, Inc.                      Planning Holdings
                                    Inc.

INVEST Financial  Delaware          100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Delaware

INVEST Financial  Alabama           100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Alabama

INVEST Financial  Connecticut       100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Connecticut

INVEST Financial  Georgia           100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Georgia

INVEST Financial  Illinois          100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Illinois

INVEST Financial  Maryland          100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Maryland

INVEST Financial  Massachusetts     100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Massachusetts

INVEST Financial  Mississippi       100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, P.A.
of Mississippi

INVEST Financial  Montana           100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Montana

INVEST Financial  Nevada            100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Nevada

INVEST Financial  New Mexico        100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of New Mexico

INVEST Financial  Ohio              100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Ohio

INVEST Financial  Oklahoma          100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Oklahoma

INVEST Financial  South Carolina    100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of South Carolina

INVEST Financial  Wyoming           100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Wyoming

Investment
Centers of
America           North Dakota      100% IFC Holdings,  Broker Dealer
                                    Inc.

IPM Products      Delaware          93% Jackson         Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL            Savings & Loan
Federal                             Thrift
Bank                                Holdings, Inc.

Jackson           Michigan          100% Jackson        Investment Adviser,
National                            National Life       and Transfer Agent
Asset                               Insurance
Management, LLC                     Company

Jackson           Michigan          100% Jackson        Investment Adviser,
National                            National Life       and Transfer Agent
Financial                           Insurance
Services, LLC                       Company

Jackson           Delaware          100% Jackson        Advertising/
National                            National Life       Marketing
Life                                Insurance           Corporation and
Distributors,                       Company             Broker/Dealer
Inc.

Jackson           New York          100%                Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNL Investors     Massachusetts     Common Law          Investment Company
Series Trust                        Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Series        Massachusetts     Common Law          Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson        Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson        Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson        Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson        Investment Company
Fund IV LLC                         National
                                    Separate
                                    Account IV

JNL Variable      Delaware          100% Jackson        Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund II LLC                         Separate
                                    Account II

LePages,          Delaware          100% Jackson        Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson        Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National       Broker/Dealer
Planning                            Planning            and Investment
Corporation                         Holdings, Inc.      Adviser

National          Delaware          100% Brooke         Holding Company
Planning                            Holdings, Inc.      Activities
Holdings, Inc.

National          Alabama           100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

National          Florida           100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

National          Georgia           100% National       Insurance Agency
Planning                            Planning
Agency, Inc.                        Corporation

National          Idaho             100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

National          Massachusetts     100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

National          Montana           100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

National                            100% National       Insurance Agency
Planning                            Planning
Corporation                         Corporation
Insurance
Agency, Inc.
of Nevada

National          Oklahoma          100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

National          Wyoming           100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

PPM Special                         80% Jackson
Investment                          National Life
Fund                                Insurance Company

PPM Holdings,     Delaware          100% Brooke         Holding Company
Inc.                                Holdings, Inc.

Prudential        United            100%                Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly            Financial
Corporation       Kingdom           Traded              Institution
PLC

Prudential        England and       100%                Holding
One Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Two Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Three Limited     Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%                Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

SII Ohio          Ohio              100% SII            Insurance Agency
Insurance                           Investments, Inc.
Agency, Inc.

SII               Massachusetts     100% SII            Insurance Agency
Insurance                           Investments, Inc.
Agency, Inc.

SII               Wisconsin         100% SII            Insurance Agency
Insurance                           Investments, Inc.
Agency, Inc.

Trust Centers     North Dakota      100% IFC Holdings,  Trust Company
of America                          Inc.

Item 27. Not Applicable.

Item 28.  Indemnification

         Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a)  Jackson   National  Life   Distributors,   Inc.  acts  as  general
distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account VI and the JNLNY Separate Account II.

         (b) Directors and Officers of Jackson National Life Distributors, Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Robert P. Saltzman                 Director
         1 Corporate Way
         Lansing, MI  48951

         Andrew B. Hopping                  Director, Vice President, Treasurer
         1 Corporate Way                    and Chief Financial Officer
         Lansing, MI  48951

         Michael A. Wells                   Director, President and
         401 Wilshire Blvd.                 Chief Executive Officer
         Suite 1200
         Santa Monica, CA 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Division Director Northeast
         Suite 301
         Richmond, VA 23235

         Douglas K. Kinder                  Senior Vice President -
         1018 W. St. Maartens Dr.           Divisional Director Midwest
         St. Joseph, MO 64506

         Scott W. Richardson                Senior Vice President -
         900 Circle 75 Parkway              Divisional Director Southeast
         Suite 1750
         Atlanta, GA 30339

         Steven R. Banis                    Senior Vice President -
         401 Wilshire Blvd.                 Corporate Communications
         Suite 1200
         Santa Monica, CA  90401

         Gregory B. Salsbury                Senior Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Variable Products
         Suite 1200
         Santa Monica, CA 90401

         Pam Aurbach                        Vice President - Index Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Thrift
         401 Wilshire Boulevard             Products
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Vice President - Western Regional
         401 Wilshire Blvd.                 Development
         Suite 1200
         Santa Monica, CA 90401

         Tori Bullen                        Vice President - Institutional
         401 Wilshire Boulevard             Marketing Group
         Suite 1200
         Santa Monica, CA 90401

         Scott Coomes                       Vice President - Life Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Bill Ditt                          Vice President - Fixed Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Stephanee Maxwell                  Vice President - Marketing
         401 Wilshire Boulevard             Communications (Registered Products)
         Suite 1200
         Santa Monica, CA 90401

         Michael McGlothlin                 Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Stephen J. Pilger                  Vice President - Key Accounts
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         Phil Wright                        Vice President - Marketing
         401 Wilshire Boulevard             Communications (Guaranteed Products)
         Suite 1200
         Santa Monica, CA 90401

         Scott Yessner                      Vice President - Business Solutions
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         (c)

                 New Under-       Compensation
                 writing          on
Name of          Discounts        Redemption
Principal        and              or Annuiti-     Brokerage
Underwriter      Commissions      zation          Commissions     Compensation
-----------      -----------      ------          -----------     ------------

Jackson
National
Life             Not              Not             Not             Not
Distributors,    Applicable       Applicable      Applicable      Applicable
Inc.

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company of New York 2900 Westchester Avenue
                  Purchase, New York  10577

                  Jackson National Life Insurance Company of New York Annuity Service Center
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado  80237

                  Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center
                  1 Corporate Way
                  Lansing, Michigan  48951

                  Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c)      Not Applicable.

                  (d) Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

                  (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Lansing, and State of Michigan, on this 20th day of April 2001.

                  JNLNY Separate Account I
          ----------------------------------------------------------------------
                  (Registrant)

                  By:  Jackson National Life Insurance Company of New York

                  By:    /s/  Thomas J. Meyer
                      ----------------------------------------------------------
                                 Thomas J. Meyer
                           Vice President, General Counsel and Director

                  Jackson National Life Insurance Company of New York
                  (Depositor)

                  By:    /s/  Thomas J. Meyer
                      ----------------------------------------------------------
                                 Thomas J. Meyer
                           Vice President, General Counsel and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/  Andrew B. Hopping by Thomas J. Meyer *                   April 20, 2001
--------------------------------------------                  ----------------
Andrew B. Hopping, Executive Vice President,                  Date
Chief Financial Officer and Director

/s/ Andrew Olear II by Thomas J. Meyer*                       April 20, 2001
--------------------------------------------                  ----------------
Andrew Olear II, Director                                     Date

/s/  Jay A. Elliott by Thomas J. Meyer *                      April 20, 2001
--------------------------------------------                  ----------------
Jay A. Elliott, Senior Vice President                                  Date
and Director

/s/  Alan C. Hahn by Thomas J. Meyer *                        April 20, 2001
--------------------------------------------                  ----------------
Alan C. Hahn, Senior Vice President                           Date
and Director

/s/  Thomas J. Meyer                                          April 20, 2001
--------------------------------------------                  ----------------
Thomas J. Meyer, Senior Vice President,                       Date
General Counsel, Secretary and Director

/s/  Donald B. Henderson by Thomas J. Meyer *                 April 20, 2001
--------------------------------------------                  ----------------
Donald B. Henderson, Director                                 Date

/s/ Henry J. Jacoby by Thomas J. Meyer *                      April 20, 2001
--------------------------------------------                  ----------------
Henry J. Jacoby, Director                                     Date

/s/  David C. Porteous by Thomas J. Meyer *                   April 20, 2001
--------------------------------------------                  ----------------
David C. Porteous, Director                                   Date

/s/  Donald T. DeCarlo by Thomas J. Meyer *                   April 20, 2001
--------------------------------------------                  ----------------
Donald T. DeCarlo, Director                                   Date


--------------------------------------------
* Thomas J. Meyer, Attorney In Fact

                                  EXHIBIT LIST


Exhibit
Number         Description



9.             Opinion and Consent of Counsel, attached hereto as EX-99.B-9.

10. Consents of Independent Accountants (KPMG, LLP), attached hereto as EX-99.B-10.a.

10. Consents of Independent Accountants (PricewaterhousCoopers LLP), attached hereto as EX-99.B-10.b.

15.            Power of Attorney, attached here as EX-99.B-15.